PAINEWEBBER GLOBAL EQUITY FUND                                     ANNUAL REPORT



PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Global Equity Fund (Class A) and the Morgan Stanley Capital International (MSCI) World Index, from November 30, 1991 through October 31, 1999

                                    [GRAPH]

                  PAINEWEBBER GLOBAL
                    EQUITY FUND (A)       MSCI WORLD INDEX
Nov-91                  $9,149                $10,000
Dec-91                  $9,777                $10,730
Jan-92                  $9,793                $10,534
Feb-92                  $9,897                $10,354
Mar-92                  $9,682                 $9,868
Apr-92                 $10,024                $10,007
May-92                 $10,549                $10,407
Jun-92                 $10,278                $10,061
Jul-92                 $10,088                $10,088
Aug-92                 $10,239                $10,335
Sep-92                 $10,072                $10,242
Oct-92                  $9,944                 $9,967
Nov-92                 $10,040                $10,147
Dec-92                 $10,096                $10,231
Jan-93                 $10,104                $10,267
Feb-93                 $10,396                $10,512
Mar-93                 $10,834                $11,124
Apr-93                 $11,077                $11,641
May-93                 $11,321                $11,912
Jun-93                 $10,996                $11,814
Jul-93                 $11,191                $12,060
Aug-93                 $11,799                $12,614
Sep-93                 $11,888                $12,384
Oct-93                 $12,496                $12,727
Nov-93                 $12,083                $12,009
Dec-93                 $13,202                $12,598
Jan-94                 $13,859                $13,431
Feb-94                 $13,646                $13,259
Mar-94                 $13,153                $12,690
Apr-94                 $13,284                $13,085
May-94                 $13,416                $13,120
Jun-94                 $13,046                $13,086
Jul-94                 $13,482                $13,338
Aug-94                 $13,950                $13,742
Sep-94                 $13,662                $13,383
Oct-94                 $13,892                $13,766
Nov-94                 $13,243                $13,171
Dec-94                 $12,888                $13,301
Jan-95                 $12,531                $13,105
Feb-95                 $12,736                $13,299
Mar-95                 $13,209                $13,942
Apr-95                 $13,781                $14,430
May-95                 $13,969                $14,556
Jun-95                 $14,236                $14,554
Jul-95                 $14,951                $15,285
Aug-95                 $14,397                $14,947
Sep-95                 $14,585                $15,385
Oct-95                 $14,129                $15,145
Nov-95                 $14,281                $15,674
Dec-95                 $14,633                $16,134
Jan-96                 $14,901                $16,430
Feb-96                 $15,031                $16,533
Mar-96                 $15,392                $16,811
Apr-96                 $15,882                $17,209
May-96                 $15,901                $17,227
Jun-96                 $15,938                $17,316
Jul-96                 $15,169                $16,707
Aug-96                 $15,558                $16,902
Sep-96                 $16,188                $17,566
Oct-96                 $16,132                $17,693
Nov-96                 $16,826                $18,687
Dec-96                 $16,798                $18,392
Jan-97                 $16,894                $18,616
Feb-97                 $16,970                $18,834
Mar-97                 $16,760                $18,465
Apr-97                 $16,779                $19,072
May-97                 $17,878                $20,253
Jun-97                 $18,806                $21,266
Jul-97                 $19,590                $22,248
Aug-97                 $18,270                $20,764
Sep-97                 $19,207                $21,896
Oct-97                 $17,563                $20,746
Nov-97                 $17,601                $21,118
Dec-97                 $17,864                $21,377
Jan-98                 $18,052                $21,976
Feb-98                 $19,458                $23,466
Mar-98                 $20,642                $24,461
Apr-98                 $21,217                $24,703
May-98                 $21,151                $24,397
Jun-98                 $20,752                $24,980
Jul-98                 $20,819                $24,942
Aug-98                 $17,133                $21,620
Sep-98                 $16,724                $22,007
Oct-98                 $18,008                $24,001
Nov-98                 $18,937                $25,431
Dec-98                 $19,938                $26,678
Jan-99                 $20,217                $27,264
Feb-99                 $19,717                $26,542
Mar-99                 $19,950                $27,651
Apr-99                 $20,741                $28,746
May-99                 $20,066                $27,700
Jun-99                 $20,775                $28,996
Jul-99                 $20,927                $28,912
Aug-99                 $20,706                $28,866
Sep-99                 $20,299                $28,589
Oct-99                 $21,726                $30,078

Past performance is no guarantee of future performance. The performance of the classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

The graph depicts the performance of PaineWebber Global Equity Fund (Class A) versus the MSCI World Index. It is important to note PaineWebber Global Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

------------------------------------------------------
AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 10/31/99
--------------------------------------------------------------------------------------------
                                                  1 Year         5 Years     Inception(0)
--------------------------------------------------------------------------------------------
                                CLASS A*          15.56           8.42         10.27
    Before Deducting            CLASS B**         14.63           N/A           8.29
Maximum Sales Charge            CLASS C+          14.67           7.60          9.20
                                CLASS Y++         15.97           8.78         10.39
--------------------------------------------------------------------------------------------
     After Deducting            CLASS A*          10.34           7.42          9.63
Maximum Sales Charge            CLASS B**          9.63           N/A           7.92
                                CLASS C+          13.67           7.60          9.20
--------------------------------------------------------------------------------------------
    MSCI World Index                              25.33          16.93         14.12+ +
--------------------------------------------------------------------------------------------

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on November 14, 1991 for Class A shares, August 25, 1995 for Class B shares and May 10, 1993 for Classes C and Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.
+ +   Inception to date return for the MSCI World Index matches the time period for Class A (November 14, 1991 through October 31, 1999).

ANNUAL REPORT                           PAINEWEBBER EMERGING MARKETS EQUITY FUND



PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Emerging Markets Equity Fund (Classes A, C and Y) and the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index, from January 31, 1994 through October 31,
1999

                                    [GRAPH]

                PAINEWEBBER          PAINEWEBBER           PAINEWEBBER          MSCI
                EMERGING             EMERGING              EMERGING             EMERGING
                MARKETS              MARKETS               MARKETS              MARKETS
                FUND (A)             FUND (C)              FUND (Y)             FREE INDEX
Jan-94           $9,594               $10,042               $10,050              $10,000
Feb-94           $9,364                $9,800                $9,817               $9,822
Mar-94           $8,775                $9,175                $9,192               $8,933
Apr-94           $8,735                $9,133                $9,158               $8,754
May-94           $8,902                $9,300                $9,333               $9,054
Jun-94           $8,584                $8,958                $9,000               $8,804
Jul-94           $8,942                $9,325                $9,375               $9,352
Aug-94           $9,666               $10,083               $10,142              $10,512
Sep-94           $9,745               $10,150               $10,225              $10,632
Oct-94           $9,531                $9,925               $10,000              $10,441
Nov-94           $9,109                $9,475                $9,558               $9,898
Dec-94           $8,345                $8,683                $8,767               $9,103
Jan-95           $7,351                $7,642                $7,717               $8,134
Feb-95           $7,080                $7,358                $7,442               $7,925
Mar-95           $7,210                $7,486                $7,574               $7,976
Apr-95           $7,410                $7,695                $7,792               $8,334
May-95           $7,658                $7,945                $8,053               $8,777
Jun-95           $7,786                $8,061                $8,187               $8,804
Jul-95           $8,155                $8,445                $8,582               $9,001
Aug-95           $7,922                $8,195                $8,330               $8,789
Sep-95           $8,011                $8,287                $8,431               $8,747
Oct-95           $7,666                $7,920                $8,069               $8,412
Nov-95           $7,354                $7,603                $7,742               $8,263
Dec-95           $7,410                $7,653                $7,809               $8,629
Jan-96           $7,834                $8,078                $8,246               $9,243
Feb-96           $7,850                $8,095                $8,271               $9,096
Mar-96           $7,842                $8,078                $8,263               $9,167
Apr-96           $8,211                $8,453                $8,649               $9,534
May-96           $8,139                $8,378                $8,582               $9,491
Jun-96           $8,051                $8,287                $8,489               $9,550
Jul-96           $7,586                $7,795                $8,002               $8,897
Aug-96           $7,738                $7,945                $8,162               $9,125
Sep-96           $7,802                $8,003                $8,229               $9,204
Oct-96           $7,570                $7,770                $8,103               $8,959
Nov-96           $7,682                $7,878                $8,204               $9,109
Dec-96           $7,770                $7,961                $8,204               $9,150
Jan-97           $8,139                $8,328                $8,590               $9,774
Feb-97           $8,419                $8,620                $8,892              $10,193
Mar-97           $8,363                $8,553                $8,834               $9,925
Apr-97           $8,371                $8,553                $8,842               $9,942
May-97           $8,827                $9,020                $9,329              $10,227
Jun-97           $9,395                $9,587                $9,925              $10,774
Jul-97           $9,635                $9,829               $10,186              $10,934
Aug-97           $8,691                $8,853                $9,195               $9,544
Sep-97           $9,059                $9,220                $9,581               $9,808
Oct-97           $7,514                $7,645                $7,944               $8,198
Nov-97           $7,266                $7,386                $7,675               $7,899
Dec-97           $7,418                $7,536                $7,834               $8,090
Jan-98           $6,946                $7,053                $7,347               $7,455
Feb-98           $7,442                $7,553                $7,868               $8,234
Mar-98           $7,690                $7,795                $8,128               $8,591
Apr-98           $7,754                $7,861                $8,204               $8,497
May-98           $6,658                $6,744                $7,037               $7,333
Jun-98           $5,962                $6,036                $6,315               $6,564
Jul-98           $6,258                $6,327                $6,617               $6,772
Aug-98           $4,481                $4,527                $4,736               $4,814
Sep-98           $4,681                $4,727                $4,954               $5,119
Oct-98           $5,218                $5,269                $5,525               $5,659
Nov-98           $5,450                $5,494                $5,769               $6,129
Dec-98           $5,458                $5,502                $5,777               $6,040
Jan-99           $5,442                $5,477                $5,769               $5,943
Feb-99           $5,378                $5,410                $5,693               $6,001
Mar-99           $6,058                $6,094                $6,424               $6,792
Apr-99           $6,746                $6,786                $7,154               $7,632
May-99           $6,650                $6,678                $7,053               $7,588
Jun-99           $7,458                $7,486                $7,910               $8,449
Jul-99           $7,234                $7,253                $7,666               $8,219
Aug-99           $7,250                $7,261                $7,692               $8,294
Sep-99           $6,922                $6,919                $7,339               $8,014
Oct-99           $7,001                $6,999                $7,428               $8,184

Past performance is no guarantee of future performance. The performance of the classes varies based on difference in sales charges and fees paid by shareholders investing in different classes. Class B shares are not shown because they were first offered at a later date.

The graph depicts the performance of PaineWebber Emerging Markets Equity Fund (Classes A, C and Y) versus the MSCI Emerging Markets Free Index. It is important to note PaineWebber Emerging Markets Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

------------------------------------------------------
AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 10/31/99
--------------------------------------------------------------------------------------------
                                                  1 Year         5 Years     Inception(0)
--------------------------------------------------------------------------------------------
                                CLASS A*          34.82          -5.89         -5.14
     Before Deducting           CLASS B**         33.75           N/A          -1.75
 Maximum Sales Charge           CLASS C+          33.39          -6.67         -5.91
                                CLASS Y++         35.11          -5.68         -4.93
--------------------------------------------------------------------------------------------
      After Deducting           CLASS A*          28.70          -6.75         -5.90
 Maximum Sales Charge           CLASS B**         28.75           N/A          -2.26
                                CLASS C+          32.39          -6.67         -5.91
--------------------------------------------------------------------------------------------
MSCI Emerging Markets                             44.63          -4.76         -3.43+ +
           Free Index
--------------------------------------------------------------------------------------------

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on January 19, 1994 for Classes A, C and Y shares and December 5, 1995 for Class B shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.
+ + Inception to date return for the MSCI Emerging Markets Free Index matches the time period for Classes A, C and Y (January 19, 1994 through October 31, 1999).

PAINEWEBBER ASIA PACIFIC GROWTH FUND                               ANNUAL REPORT



PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Asia Pacific Growth Fund (Classes A, B and C) and the Morgan Stanley Capital International
(MSCI) All Country Asia Pacific Free (ex-Japan) Index, from March 31, 1997 through October 31, 1999

                                    [GRAPH]

                PAINEWEBBER          PAINEWEBBER           PAINEWEBBER           MSCI ALL COUNTRY
                ASIA PACIFIC         ASIA PACIFIC          ASIA PACIFIC          ASIA PACIFIC
                GROWTH FUND (A)      GROWTH FUND (B)       GROWTH FUND (C)       FREE (EX-JAPAN) INDEX
Mar-97              $9,549             $10,000               $10,000                 $10,000
Apr-97              $9,534              $9,976                $9,976                  $9,933
May-97             $10,122             $10,592               $10,592                 $10,339
Jun-97             $10,435             $10,912               $10,912                 $10,717
Jul-97             $10,405             $10,864               $10,864                 $10,770
Aug-97              $8,686              $9,072                $9,072                  $9,100
Sep-97              $8,808              $9,184                $9,192                  $9,166
Oct-97              $6,845              $7,136                $7,136                  $7,327
Nov-97              $6,417              $6,688                $6,688                  $6,910
Dec-97              $6,310              $6,568                $6,568                  $6,763
Jan-98              $5,959              $6,200                $6,200                  $6,455
Feb-98              $6,746              $7,016                $7,016                  $7,434
Mar-98              $6,623              $6,888                $6,888                  $7,355
Apr-98              $6,218              $6,456                $6,456                  $6,863
May-98              $5,424              $5,632                $5,632                  $6,005
Jun-98              $4,905              $5,088                $5,088                  $5,526
Jul-98              $4,798              $4,968                $4,976                  $5,437
Aug-98              $4,179              $4,328                $4,328                  $4,661
Sep-98              $4,645              $4,808                $4,816                  $5,058
Oct-98              $5,210              $5,392                $5,392                  $5,942
Nov-98              $5,462              $5,648                $5,656                  $6,388
Dec-98              $5,569              $5,760                $5,760                  $6,464
Jan-99              $5,584              $5,768                $5,768                  $6,525
Feb-99              $5,409              $5,584                $5,592                  $6,391
Mar-99              $5,921              $6,112                $6,112                  $6,978
Apr-99              $6,883              $7,104                $7,104                  $8,081
May-99              $6,730              $6,936                $6,936                  $7,743
Jun-99              $7,670              $7,896                $7,896                  $8,717
Jul-99              $7,594              $7,816                $7,816                  $8,582
Aug-99              $7,731              $7,952                $7,960                  $8,610
Sep-99              $7,212              $7,416                $7,416                  $8,161
Oct-99              $7,418              $7,616                $7,624                  $8,309

Performance is no guarantee of future performance. The performance of the classes varies based on the difference in sales charges and fees paid by shareholders investing in different classes. Class Y shares are not shown because they were first offered at a later date.

The graph depicts the performance of PaineWebber Asia Pacific Growth Fund (Classes A, B and C) versus the MSCI All Country Asia Pacific Free (ex-Japan) Index. It is important to note PaineWebber Asia Pacific Growth Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

------------------------------------------------------
AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 10/31/99
----------------------------------------------------------------------------------------------
                                                    1 Year      Inception(0)
----------------------------------------------------------------------------------------------
                                  CLASS A*          42.38         -9.24
             Before Deducting     CLASS B**         41.25         -9.92
         Maximum Sales Charge     CLASS C+          41.39         -9.89
                                  CLASS Y++         42.56          7.03
----------------------------------------------------------------------------------------------
                                  CLASS A*          35.99        -10.83
              After Deducting     CLASS B**         36.25        -10.97
         Maximum Sales Charge     CLASS C+          40.39         -9.89
----------------------------------------------------------------------------------------------
MSCI All Country Asia Pacific                       39.83         -5.11+ +
        Free (ex-Japan) Index
----------------------------------------------------------------------------------------------

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on March 25, 1997 for Classes A, B and C shares and March 13, 1998 for Class Y Shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.
+ + Inception to date return for the MSCI All Country Asia Pacific Free (ex-Japan) Index matches the time period for Classes A, B and C (March 25, 1997 through October 31, 1999).

ANNUAL REPORT



Dear Shareholder,                                              December 15, 1999

We are pleased to present you with the annual report for PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund for the fiscal year ended October 31, 1999.

PAINEWEBBER GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

MARKET REVIEW
The global economic recovery that began in the first half of the Fund's fiscal year continued into the second half. Japan was the best-performing stock market for the fiscal year, with a return of 58.66% as measured by the Morgan Stanley Capital International (MSCI) Japan Index. Continental Europe advanced 12.63% as measured by the MSCI Europe ex-UK Index; the UK gained 13.25% as measured by the MSCI UK Index. The U.S. dollar weakened against the euro, the pound and the yen.

PERFORMANCE ATTRIBUTION
The Fund underperformed its benchmark for the fiscal year (see page 1) because of investment style issues and asset allocation decisions. First, the investment style of the Fund's U.S. component kept the U.S. portfolio tilted away from large-capitalization growth stocks because of the high valuations of those stocks. Large-cap growth stocks dominated the market through most of the Fund's fiscal year, and outperformed the Fund's holdings.

     Second, the Fund's international portion slightly underperformed because of its underweighting in Japan. Late in the fiscal year, Japan rallied strongly after an extended period of underperformance--by being underweighted the Fund did not fully participate in the rally.

PAINEWEBBER GLOBAL EQUITY FUND, CHARACTERISTICS*

                                   10/31/99             4/30/99
--------------------------------------------------------------------------
Net Assets ($mm)                    $349.0              $385.9
Stocks                               95.4%               95.6%
Cash                                 4.6%                4.4%
Number of Securities                  143                 172
U.S. Allocation                      35.8%               41.1%
International Allocation             64.2%               58.9%
--------------------------------------------------------------------------


* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

[Sidenote:]
-----------------------------------
PAINEWEBBER GLOBAL EQUITY FUND
PROFILE

INVESTMENT GOAL:
Long-term growth of capital

PORTFOLIO MANAGERS/
SUBADVISERS:
Kirk Barneby and Mark
Tincher, Mitchell Hutchins
Asset Management Inc.;
Scott Opsal, Invista Capital
Management, Inc.

COMMENCEMENT:
November 14, 1991 (Class A),
August 25, 1995 (Class B),
May 10, 1993 (Classes C
and Y)

DIVIDEND PAYMENTS:
Annually, if any
-----------------------------------

PAINEWEBBER GLOBAL EQUITY FUND, PAINEWEBBER EMERGING MARKETS       ANNUAL REPORT
EQUITY FUND, PAINEWEBBER ASIA PACIFIC GROWTH FUND



PORTFOLIO POSITIONING

PAINEWEBBER GLOBAL EQUITY FUND, TOP FIVE SECTORS*

As of 10/31/99                                As of 4/30/99
--------------------------------------------------------------------------------------
Financial Services                 21.6%      Consumer Cyclical                  25.0%
Consumer Cyclical                  20.1%      Financial Services                 20.6%
Technology                         13.2%      Capital Goods                       9.1%
Utilities                          10.7%      Utilities                           9.0%
Capital Goods                       7.9%      Consumer Noncyclical                8.2%
--------------------------------------------------------------------------------------
Total                              73.5%      Total                              71.9%

The portfolio remains overweighted in capital goods (7.9%) and cyclical stocks (20.1%) relative to the S&P 500 Index. We expect these positions to help performance going forward, if market gains broaden again and these sectors rebound. Also, we believe the Fund's holdings are well positioned to benefit from the strengthening global economic recovery.

     During the latter half of the fiscal year, we underweighted consumer nondurables--a sector that generally performs poorly when interest rates are rising. This underweighting helped Fund performance after the U.S. Federal Reserve raised the federal funds rate twice, in June and again in August. After period-end, the Fed raised short-term rates a third time, thus fully taking back the cuts it had made in the fall of 1998 to restore market confidence during last year's crisis.

     The Fund finished the fiscal year underweighted in financial services (21.6%), another rate-sensitive sector, though we are looking for values in that sector. We believe financial services stocks will perform well once investors put interest rate and inflation fears behind them.

Europe is expected to benefit from a stronger global economy throughout the next year. Interest rates may increase slightly, but both interest rates and inflation are expected to remain at low levels. We have increased the Fund's exposure to Continental Europe while lowering exposure to the UK (see table below).


PAINEWEBBER GLOBAL EQUITY FUND, TOP FIVE COUNTRIES*

As of 10/31/99                                As of 4/30/99
--------------------------------------------------------------------------------------
United States                      35.8%      United States                      41.1%
Japan                              10.1%      United Kingdom                     12.7%
United Kingdom                      9.5%      Netherlands                         6.3%
France                              7.1%      Sweden                              4.5%
Netherlands                         7.0%      France                              4.4%
---------------------------------------------------------------------------------------------------------------------------
Total                              69.5%      Total                              69.0%

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT



Our bottom-up company research continues to point us toward better value on the Continent. Japan continues to build on its improving economy, though consumers there remain cautious. Economic activity throughout the rest of Asia continues to improve, pointing to a potential end to the economic crisis that swept over the Pacific Region in late 1997. We have therefore increased the Fund's Japan exposure, from 1.8% as of April 30, 1999, to 10.1% as of October 31.


PAINEWEBBER GLOBAL EQUITY FUND, TOP TEN EQUITY HOLDINGS*

As of 10/31/99                                  As of 4/30/99
------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V.   1.7%     YPF Sociedad Anonima, ADR                   1.9%
Ericsson LM                            1.7%     Koninklijke Philips Electronics N.V.        1.8%
United News & Media PLC                1.4%     Telecom Italia SpA                          1.7%
Hoechst AG                             1.4%     United News & Media PLC                     1.5%
Total S.A.                             1.4%     Imasco Ltd.                                 1.4%
Sanwa Bank                             1.4%     Cookson Group PLC                           1.4%
Diageo PLC                             1.4%     Diageo PLC                                  1.3%
Merita OYJ PLC                         1.4%     Hoechst AG                                  1.3%
Applied Materials, Inc.                1.3%     Australia & New Zealand Banking Group Ltd.  1.3%
Amvescap PLC                           1.3%     Bank of Ireland                             1.3%
------------------------------------------------------------------------------------------------
Total                                 14.4%     Total                                      14.9%

PAINEWEBBER EMERGING
MARKETS EQUITY FUND
--------------------------------------------------------------------------------

MARKET REVIEW
After suffering losses in 1998, emerging markets rebounded in the first ten months of 1999. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the Fund's benchmark) gained 44.63% for the year ended October 31, 1999. There was significant divergence among markets, however. Asia as a region outperformed Latin America, but some smaller Asian markets suffered significant corrections. Greece announced its intention to join the European Monetary Union and rose spectacularly as a result--90.09% for the fiscal year, as measured by Morgan Stanley Capital International. The wide range of market returns, especially within regions, suggests that the market contagion, which started in mid-1997 with the devaluation of the Thai Baht, has ended. It appears that investors are starting to refocus on country and stock fundamentals, though sensitivity to country risk remains high.

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

[Sidenote:]
-----------------------------------
PAINEWEBBER EMERGING MARKETS
EQUITY FUND
PROFILE

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO MANAGERS/
SUBADVISERS:
John Troiano, Mark
Bridgeman, Heather Crighton,
Schroder Investment
Management North
America Inc.

COMMENCEMENT:
January 19, 1994 (Classes A,
C and Y), December 5, 1995
(Class B)

DIVIDEND PAYMENTS:
Annually, if any
-----------------------------------

PAINEWEBBER GLOBAL EQUITY FUND, PAINEWEBBER EMERGING MARKETS       ANNUAL REPORT
EQUITY FUND, PAINEWEBBER ASIA PACIFIC GROWTH FUND



EMERGING MARKETS EQUITY FUND, CHARACTERISTICS*

                                   10/31/99             4/30/99
--------------------------------------------------------------------------
Net Assets ($mm)                     $8.5                $8.9
Number of Securities                  197                 190
Stocks                               98.0%               93.7%
Cash                                 2.0%                6.3%
--------------------------------------------------------------------------

PERFORMANCE ATTRIBUTION
Fund performance lagged its benchmark for the fiscal year (see page 2). The emphasis on Asia throughout the year was the strongest contributor to performance. The Fund's underweighting in Greece hurt performance; the underweighting in South Africa helped performance.

PORTFOLIO POSITIONING
During the latter half of the fiscal year the key changes to the portfolio were:

- Reduced exposure to Latin America, especially Mexico and Argentina, as both countries are closely linked to the United States and have upcoming elections.

- The underweighting in Europe, Middle East and Africa (EMEA) was maintained with main underweighted positions in South Africa (8.4%) and Greece (4.9%).*

- Asia remained a favorite area of investment as it is expected to continue to benefit from strong internal growth and the stronger Japanese economy.

- After benefiting from twelve months of strong performance in Korea, the Fund moved to an underweighting there (13.3%), on a view that the Korean economy is suffering from the threat of higher interest rates.

- We reversed the underweight position in Taiwan (12.5%) as the market started to benefit from the recovery of electronics and cyclical stocks.


EMERGING MARKETS EQUITY FUND, REGIONAL ALLOCATION*

As of 10/31/99                              As of 4/30/99
------------------------------------------------------------------------------------
Asia                               43.8%    Asia                               36.7%
Latin America                      28.8%    Latin America                      34.9%
Europe/Africa                      25.4%    Europe/Africa                      27.4%
Cash                                2.0%    Cash                                1.0%
------------------------------------------------------------------------------------
Total                             100.0%    Total                             100.0%

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT



Going forward, the Fund remains overweighted in Asia (43.8%), where economic recovery continues and corporate earnings growth is expected to grow. The main risk for Asia is the threat of a devaluation of the Chinese currency, the remnimbi. However, recent yen strength and signs of an improving Japanese trade balance have relieved pressure on the remnimbi and are likely to support the other Asian currencies.

     Latin American economic fundamentals are starting to recover, thanks to higher global commodity prices, lower interest rates at home and general improvement in the political situation. Although the Fund is underweighted in Latin America, we are increasing exposure to Brazil (10.1%), where valuations are attractive and there is the possibility of further interest rate reductions. We expect Brazil to benefit from resumed economic growth and progress on reforms--fiscal results for the second quarter complied with the International Monetary Fund targets that are essential to improving Brazil's creditworthiness.

     The positive medium-term outlook for emerging Europe is supported by the expected economic recovery in Western Europe. We expect Eastern Europe to benefit from the economic recovery in Germany; consequently, the Fund is overweighted in the Czech Republic (1.2%), Poland (1.6%) and Hungary (1.8%). The Fund remains underweighted in Greece despite the potential for further gains--valuations there appear stretched to us. We expect to maintain the underweight position in South Africa, as the local economy still appears weak and lower interest rates have yet to impact the economy.


EMERGING MARKETS EQUITY FUND, TOP 10 COUNTRIES*

As of 10/31/99                          As of 4/30/99
--------------------------------------------------------------------------
Korea                        13.3%      Mexico                       15.2%
Taiwan                       12.5%      Korea                        12.0%
Mexico                       10.3%      Brazil                       10.9%
Brazil                       10.1%      S. Africa                     8.9%
S. Africa                     8.4%      Taiwan                        8.1%
India                         8.2%      India                         6.7%
Greece                        4.9%      Argentina                     5.1%
Turkey                        3.7%      Israel                        4.3%
Israel                        3.5%      Greece                        3.7%
Thailand                      2.4%      Turkey                        2.9%
--------------------------------------------------------------------------
Total                        77.3%      Total                        77.8%

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, PAINEWEBBER EMERGING MARKETS       ANNUAL REPORT
EQUITY FUND, PAINEWEBBER ASIA PACIFIC GROWTH FUND



OUTLOOK
A number of concerns remain for emerging markets, including global interest rate uncertainties and local issues such as fiscal reforms in Brazil and social instability in Indonesia. We believe concerns about U.S. interest rates will add an element of caution to investor sentiment over the next year. Nonetheless, our outlook remains strongly positive for the emerging markets, as we believe they will continue to benefit from more balanced global growth, economic recovery and restructuring in Asia and the potential for lower interest rates in Latin America.

EMERGING MARKETS EQUITY FUND, TOP TEN EQUITY HOLDINGS*

As of 10/31/99                                As of 4/30/99
--------------------------------------------------------------------------------------
Samsung Electronics Corp.           4.1%      Telefonos de Mexico                 4.9%
Taiwan Semiconductor                3.6%      Samsung Electronics Corp.           3.8%
Telefonos de Mexico                 2.5%      YPF Sociedad Anonima                2.0%
Korea Electric Power Corp.          1.9%      Taiwan Semiconductor                1.9%
Alpha Credit Bank                   1.7%      Cifra                               1.8%
Hellenic Telecommunications         1.5%      Pohang Iron & Steel                 1.7%
Petroleo Brasileiros                1.4%      Korea Electric Power Corp.          1.7%
Shinhan Bank                        1.3%      Companhia Vale Do Rio Doce          1.6%
Hindustan Lever                     1.2%      Anglo-American Corp.                1.3%
Kookmin Bank                        1.1%      Telecomunicacoes de Sao Paulo       1.3%
--------------------------------------------------------------------------------------
Total                              20.3%      Total                              22.0%


PAINEWEBBER ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

MARKET REVIEW
During the fiscal year the Pacific Region markets experienced a significant recovery. The smaller, regional markets--especially Malaysia, Korea and Indonesia--rose sharply as their economies restructured in response to the Asian crisis of 1997-1998.

     The markets continued to rally in the second half of the fiscal year as the broader economic environment in Asia improved. Growth estimates were steadily revised upwards. Intra-Asia trade rebounded, helped by a more active Japanese economy. Consumer confidence returned and local investor participation in stock markets became evident over the summer. Government-led restructuring and corporate emphasis on shareholder returns continued across the region.

PERFORMANCE ATTRIBUTION
Against this market background the Fund outperformed its benchmark for the fiscal year, before deducting sales charges (see page 3). During the year we maintained the Fund's overweighting in Singapore, which contributed to performance, as did the underweight position in Australia. Strong stock selection generally benefited performance, especially in Australia and the emerging markets of Korea and Taiwan.

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

[Sidenote:]
-----------------------------------
PAINEWEBBER ASIA PACIFIC
GROWTH FUND
PROFILE

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO MANAGERS
/SUBADVISERS:
Louise Croset and Heather
Crighton, Schroder Investment
Management North
America Inc.

COMMENCEMENT:
March 25, 1997 (Classes A, B
and C), March 13, 1998
(Class Y)

DIVIDEND PAYMENTS:
Annually, if any
-----------------------------------

ANNUAL REPORT



PAINEWEBBER ASIA PACIFIC GROWTH FUND, CHARACTERISTICS*

                                   10/31/99             4/30/99
--------------------------------------------------------------------------
Net Assets ($mm)                     $39.1               $36.7
Number of Securities                  114                 107
Stocks                               95.5%               96.6%
Cash                                 4.5%                3.4%
--------------------------------------------------------------------------


PAINEWEBBER ASIA PACIFIC GROWTH FUND, TOP 10 COUNTRIES*

As of 10/31/99                          As of 4/30/99
--------------------------------------------------------------------------
Hong Kong                    21.8%      Hong Kong                    25.5%
Australia                    15.4%      Australia                    22.7%
Korea                        13.5%      Korea                        12.7%
Taiwan                       11.8%      Singapore                    10.9%
Singapore                    10.6%      Malaysia                      6.2%
India                         8.3%      Taiwan                        6.1%
Malaysia                      6.3%      Thailand                      2.2%
Thailand                      2.5%      Philippines                   2.1%
Indonesia                     2.0%      New Zealand                   2.0%
China                         1.5%      India                         1.3%
--------------------------------------------------------------------------
Total                        93.7%      Total                        91.7%

PORTFOLIO POSITIONING
Within the developed markets of the region we overweighted the Fund in Singapore. We like Singapore because of its continuing corporate restructuring driven by the financial services sector and because of its strong earnings growth. The Fund ended the fiscal year underweighted in Australia, although it was overweighted in the resources sector based on our favorable outlook for commodity prices.

     In the second half of the fiscal year we reduced the Fund's weighting in Hong Kong but kept the Fund overweighted versus the Index. Potentially higher U.S. interest rates remain a concern for Hong Kong. On the other hand, China's export activity is increasing--this is good news for Hong Kong because Hong Kong is China's service provider.

     Toward the end of the fiscal year we raised the Fund's exposure to emerging markets in response to upward revisions in growth forecasts and improving domestic demand in those markets. This positive outlook is further bolstered by the fact that many emerging-market governments have initiated policies to promote economic growth and corporate restructuring. Currently, we prefer the North Asian markets such as China and Korea.

* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, PAINEWEBBER EMERGING MARKETS       ANNUAL REPORT
EQUITY FUND, PAINEWEBBER ASIA PACIFIC GROWTH FUND



PAINEWEBBER ASIA PACIFIC GROWTH FUND, TOP TEN EQUITY HOLDINGS*

As of 10/31/99                                As of 4/30/99
--------------------------------------------------------------------------------------
Samsung Electronics Corp.           3.9%      Pohang Iron and Steel Co. Ltd.      3.2%
Hutchison Whampoa (Hong Kong) Ltd.  3.5%      Cheung Kong Holdings Ltd.           3.2%
Taiwan Semiconductor                3.2%      Sun Hung Kai Properties Ltd.        3.2%
Cheung Kong Holdings Ltd.           2.8%      Hutchison Whampoa (Hong Kong) Ltd.  2.9%
Pohang Iron and Steel Co. Ltd.      2.8%      Samsung Electronics Corp.           2.7%
Dao Heng Bank Group                 2.3%      Korea Electric Power Corp.          2.5%
Sun Hung Kai Properties Ltd.        2.2%      Kookmin Bank                        2.4%
Nan Ya Plastic                      2.1%      Telstra Corp.                       2.3%
Korea Electric Power Corp.          2.1%      News Corp. Ltd.                     2.3%
Telstra Corp.                       2.0%      Broken Hill Properties Co. Ltd.     2.2%
--------------------------------------------------------------------------------------
Total                              26.9%      Total                              26.9%

OUTLOOK
In the near term, concerns over higher interest rates in the United States and new equity supplies are likely to leave markets cautious. However, we believe the underlying trend for the region is positive, supported by economic data and corporate earnings that continue to grow above expectations. Asia is also benefiting from growing exports to Japan as the Japanese economy strengthens.



* Weightings represent percentages of portfolio assets as of October 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund, PaineWebber Asia Pacific Growth Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/Margo Alexander                      /s/Brian M. Storms                    /s/T. Kirkham Barneby

MARGO ALEXANDER                         BRIAN M. STORMS                       T. KIRKHAM BARNEBY
Chairman and                            President and                         Managing Director and Chief
Chief Executive Officer                 Chief Operating Officer               Investment Officer - Quantitative
Mitchell Hutchins                       Mitchell Hutchins                     Investments
Asset Management Inc.                   Asset Management Inc.                 Mitchell Hutchins
                                                                              Asset Management Inc.
                                                                              Portfolio Manager, PaineWebber
                                                                              Global Equity Fund



/s/Mark A. Tincher                      /s/Scott Opsal                        /s/John Troiano

MARK A. TINCHER                         SCOTT OPSAL                           JOHN TROIANO
Managing Director and Chief             Portfolio Manager, PaineWebber        Portfolio Manager, PaineWebber
Investment Officer - Equities           Global Equity Fund                    Emerging Markets Equity Fund
Mitchell Hutchins Asset
Management Inc.
Portfolio Manager, PaineWebber
Global Equity Fund



/s/Mark Bridgeman                       /s/Heather Crighton                   /s/Louise Croset

MARK BRIDGEMAN                          HEATHER CRIGHTON                      LOUISE CROSET
Portfolio Manager, PaineWebber          Portfolio Manager, PaineWebber        Portfolio Manager, PaineWebber
Emerging Markets Equity Fund            Emerging Markets Equity Fund,         Asia Pacific Growth Fund
                                        PaineWebber Asia Pacific
                                        Growth Fund


     This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended October 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                              NET ASSET VALUE                                   TOTAL RETURN(1)
                               ---------------------------------------------         -------------------------------------
                                                                                       12 MONTHS               6 MONTHS
                               10/31/99         04/30/99          10/31/98           ENDED 10/31/99         ENDED 10/31/99
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                  $17.90           $17.84            $16.27              15.56%                     0.34%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                   16.81            16.82             15.43              14.63                     (0.06)
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                   16.84            16.85             15.45              14.67                     (0.06)
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91               $12.00            $12.29               --                    --                  2.42%
-------------------------------------------------------------------------------------------------------------------------
1992                             12.29             12.45             $0.1610              $0.0800                3.26
-------------------------------------------------------------------------------------------------------------------------
1993                             12.45             16.07              0.2100                 --                 30.77
-------------------------------------------------------------------------------------------------------------------------
1994                             16.07             14.43              1.2530                 --                 (2.38)
-------------------------------------------------------------------------------------------------------------------------
1995                             14.43             15.81              0.5743                 --                 13.54
-------------------------------------------------------------------------------------------------------------------------
1996                             15.81             17.57              0.5784                 --                 14.80
-------------------------------------------------------------------------------------------------------------------------
1997                             17.57             16.14              2.4768                 --                  6.34
-------------------------------------------------------------------------------------------------------------------------
1998                             16.14             17.15              0.8142               0.0185               11.61
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                17.15             17.90               --                    --                  4.37
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $6.0677              $0.0985
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:           117.99%
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95               $15.83            $15.46             $0.5743                 --                  1.29%
-------------------------------------------------------------------------------------------------------------------------
1996                             15.46             17.03              0.5784                 --                 13.91
-------------------------------------------------------------------------------------------------------------------------
1997                             17.03             15.42              2.4768                 --                  5.49
-------------------------------------------------------------------------------------------------------------------------
1998                             15.42             16.22              0.8142                 --                 10.67
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                16.22             16.81               --                    --                  3.64
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $4.4437              $0.0000
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:            39.59%
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93               $13.80            $15.99             $0.2100                 --                 17.39%
-------------------------------------------------------------------------------------------------------------------------
1994                             15.99             14.23              1.2530                 --                 (3.12)
-------------------------------------------------------------------------------------------------------------------------
1995                             14.23             15.46              0.5743                 --                 12.67
-------------------------------------------------------------------------------------------------------------------------
1996                             15.46             17.03              0.5784                 --                 13.91
-------------------------------------------------------------------------------------------------------------------------
1997                             17.03             15.43              2.4768                 --                  5.55
-------------------------------------------------------------------------------------------------------------------------
1998                             15.43             16.24              0.8142                 --                 10.73
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                16.24             16.84               --                    --                  3.69
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $5.9067              $0.0000
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:            76.90%
-------------------------------------------------------------------------------------------------------------------------

-----------------
(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the one and five years ended October 31, 1999, and since inception, May 10, 1993, through October 31, 1999, Class Y shares had a total return of 15.97%, 8.78% and 89.74%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                                    TOTAL RETURN(1)
                              ---------------------------------------------         ---------------------------------------
                                                                                       12 MONTHS              SIX MONTHS
                              10/31/99         04/30/99          10/31/98           ENDED 10/31/99          ENDED 10/31/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $ 9.71           $9.01             $ 6.82                  42.38%                   7.77%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                   9.52            8.88               6.74                  41.25                    7.21
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                   9.53            8.88               6.74                  41.39                    7.32
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              --------------------------         CAPITAL GAINS          DIVIDENDS                TOTAL
PERIOD COVERED                BEGINNING          ENDING           DISTRIBUTED              PAID                RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97              $12.50            $8.26                --                    --                 (33.92)%
---------------------------------------------------------------------------------------------------------------------------
1998                             8.26             7.29                --                    --                 (11.74)
---------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                7.29             9.71                --                    --                  33.20
---------------------------------------------------------------------------------------------------------------------------
                                                Total:              $0.0000              $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 10/31/99:            (22.32)%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                              --------------------------         CAPITAL GAINS          DIVIDENDS                TOTAL
PERIOD COVERED                BEGINNING          ENDING           DISTRIBUTED              PAID                RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97              $12.50            $8.21                --                    --                 (34.32)%
---------------------------------------------------------------------------------------------------------------------------
1998                             8.21             7.20                --                    --                 (12.30)
---------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                7.20             9.52                --                    --                  32.22
---------------------------------------------------------------------------------------------------------------------------
                                                Total:              $0.0000              $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 10/31/99:            (23.84)%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                              --------------------------         CAPITAL GAINS          DIVIDENDS                TOTAL
PERIOD COVERED                BEGINNING          ENDING           DISTRIBUTED              PAID                RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97              $12.50            $8.21                --                    --                 (34.32)%
---------------------------------------------------------------------------------------------------------------------------
1998                             8.21             7.20                --                    --                 (12.30)
---------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                7.20             9.53                --                    --                  32.36
---------------------------------------------------------------------------------------------------------------------------
                                                Total:              $0.0000              $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 10/31/99:            (23.76)%
---------------------------------------------------------------------------------------------------------------------------

-----------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended October 31, 1999 and since inception, March 13, 1998 through October 31, 1999, Class Y shares had a total return of 42.56% and 11.78%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                              NET ASSET VALUE                                   TOTAL RETURN(1)
                               ---------------------------------------------         -------------------------------------
                                                                                       12 MONTHS               6 MONTHS
                               10/31/99         04/30/99          10/31/98           ENDED 10/31/99         ENDED 10/31/99
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                  $ 8.79           $ 8.43           $ 6.52                   34.82%                 4.27%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                    8.52             8.21             6.37                   33.75                  3.78
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                    8.43             8.14             6.32                   33.39                  3.56
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94               $12.00            $10.49               --                    --                (12.58)%
-------------------------------------------------------------------------------------------------------------------------
1995                             10.49              9.26               --                 $0.0517              (11.20)
-------------------------------------------------------------------------------------------------------------------------
1996                              9.26              9.71               --                    --                  4.86
-------------------------------------------------------------------------------------------------------------------------
1997                              9.71              9.27               --                    --                 (4.53)
-------------------------------------------------------------------------------------------------------------------------
1998                              9.27              6.82               --                    --                (26.43)
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                 6.82              8.79               --                    --                 28.89
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $0.0000              $0.0517
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:           (26.32)%
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95               $ 9.13            $ 9.18               --                    --                  0.55%
-------------------------------------------------------------------------------------------------------------------------
1996                              9.18              9.56               --                    --                  4.14
-------------------------------------------------------------------------------------------------------------------------
1997                              9.56              9.06               --                    --                 (5.23)
-------------------------------------------------------------------------------------------------------------------------
1998                              9.06              6.66               --                    --                (26.49)
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                 6.66              8.52               --                    --                 27.93
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $0.0000              $0.0000
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:            (6.68)%
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                               --------------------------         CAPITAL GAINS          DIVIDENDS              TOTAL
PERIOD COVERED                 BEGINNING          ENDING           DISTRIBUTED              PAID              RETURN(1)
-------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94               $12.00            $10.42               --                    --                (13.17)%
-------------------------------------------------------------------------------------------------------------------------
1995                             10.42              9.18               --                 $0.0034              (11.87)
-------------------------------------------------------------------------------------------------------------------------
1996                              9.18              9.55               --                    --                  4.03
-------------------------------------------------------------------------------------------------------------------------
1997                              9.55              9.04               --                    --                 (5.34)
-------------------------------------------------------------------------------------------------------------------------
1998                              9.04              6.60               --                    --                (26.99)
-------------------------------------------------------------------------------------------------------------------------
01/01/99-10/31/99                 6.60              8.43               --                    --                 27.73
-------------------------------------------------------------------------------------------------------------------------
                                                  Total:             $0.0000              $0.0034
-------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 10/31/99:           (29.72)%
-------------------------------------------------------------------------------------------------------------------------

-----------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the one and five years ended October 31, 1999 and since inception, January 19, 1994 through October 31, 1999, Class Y shares had a total return of 35.11%, (5.68)% and (25.35)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1999

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
COMMON STOCKS--89.15%
AUSTRALIA--2.44%
BANKS--1.98%
 472,000   Australia & New Zealand Banking
           Group Ltd.(1)...........................  $  3,114,990
 246,000   National Australia Bank, Ltd.(1)........     3,796,354
                                                     ------------
                                                        6,911,344
                                                     ------------
INSURANCE--0.46%
 381,000   QBE Insurance Group Ltd.................     1,591,412
                                                     ------------
Total Australia Common Stocks......................     8,502,756
                                                     ------------
AUSTRIA--1.45%
BANKS--0.68%
  47,900   Bank of Austria AG......................     2,381,633
                                                     ------------
ENERGY SOURCES--0.77%
  27,600   OMV AG..................................     2,665,342
                                                     ------------
Total Austria Common Stocks........................     5,046,975
                                                     ------------
CANADA--0.93%
BANKS--0.93%
  75,200   Royal Bank of Canada....................     3,241,688
                                                     ------------
DENMARK--0.96%
FOOD & HOUSEHOLD PRODUCTS--0.96%
  80,300   Danisco A/S.............................     3,340,980
                                                     ------------
FINLAND--3.02%
BANKS--1.26%
 760,889   Merita OYJ "A" Shares PLC...............     4,409,879
                                                     ------------
ELECTRICAL & ELECTRONICS--1.04%
  31,732   Nokia OYJ "A" Shares(1).................     3,631,784
                                                     ------------
FOREST PRODUCTS, PAPER--0.72%
  79,400   UPM-Kymmene OY..........................     2,505,506
                                                     ------------
Total Finland Common Stocks........................    10,547,169
                                                     ------------
FRANCE--6.65%
AEROSPACE & MILITARY TECHNOLOGY--1.01%
  87,000   Lagardere S.C.A.........................     3,523,171
                                                     ------------
BEVERAGES & TOBACCO--0.49%
  30,600   Seita...................................     1,705,890
                                                     ------------
NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

FRANCE--(CONCLUDED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
BUILDING MATERIALS & COMPONENTS--0.55%
  20,100   Lafarge.................................  $  1,934,510
                                                     ------------
CHEMICALS--0.55%
 100,000   Rhodia(1)...............................     1,930,145
                                                     ------------
COMPUTER-BUSINESS SERVICES--0.91%
  20,900   Cap Gemini..............................     3,165,647
                                                     ------------
ENERGY SOURCES--1.34%
       7   Elf Aquitaine...........................         1,031
  34,485   Total S.A. (Class B)....................     4,661,086
                                                     ------------
                                                        4,662,117
                                                     ------------
HEALTH & PERSONAL CARE--0.40%
  25,000   Rhone Poulenc S.A.*.....................     1,398,960
                                                     ------------
RECREATION & OTHER CONSUMER GOODS--0.37%
  26,200   Bic.....................................     1,281,469
                                                     ------------
WIRELESS TELECOMMUNICATIONS--1.03%
  23,000   Alcatel.................................     3,592,593
                                                     ------------
Total France Common Stocks.........................    23,194,502
                                                     ------------
GERMANY--2.79%
DIVERSIFIED INDUSTRIALS--0.72%
  28,000   Siemens AG..............................     2,513,711
                                                     ------------
HEALTH & PERSONAL CARE--1.34%
 106,000   Hoechst AG(1)...........................     4,666,111
                                                     ------------
INDUSTRIAL SERVICES & SUPPLIES--0.03%
   5,820   Celanese AG.............................        91,826
                                                     ------------
MOTOR VEHICLES--0.70%
  31,600   DaimlerChrysler AG(1)...................     2,459,646
                                                     ------------
Total Germany Common Stocks........................     9,731,294
                                                     ------------
GREECE--1.00%
WIRELESS TELECOMMUNICATIONS--1.00%
 333,000   Hellenic Telecommunications ADR.........     3,496,500
                                                     ------------
IRELAND--1.11%
BANKS--1.11%
 495,151   Bank of Ireland.........................     3,864,515
                                                     ------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

COMMON STOCKS--(CONTINUED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
ISRAEL--1.47%
ELECTRICAL & ELECTRONICS--0.87%
 104,695   ECI Telecommunications Ltd.(1)..........  $  3,049,242
                                                     ------------
ELECTRICAL EQUIPMENT--0.60%
  26,800   Orbotech Ltd.*..........................     2,093,750
                                                     ------------
Total Israel Common Stocks.........................     5,142,992
                                                     ------------
ITALY--0.57%
WIRELESS TELECOMMUNICATIONS--0.57%
 408,000   Telecom Italia SPA......................     2,004,153
                                                     ------------
JAPAN--9.49%
BANKS--1.31%
 308,000   Sanwa Bank(1)...........................     4,581,452
                                                     ------------
BEVERAGES & TOBACCO--0.82%
     261   Japan Tobacco Inc.......................     2,878,584
                                                     ------------
COMPUTER HARDWARE--0.61%
 105,000   NEC Corp................................     2,124,772
                                                     ------------
DATA PROCESSING & REPRODUCTION--0.81%
 100,000   Canon Inc...............................     2,829,193
                                                     ------------
DRUGS & MEDICINE--0.68%
  57,000   Taisho Pharmaceutical Co................     2,372,494
                                                     ------------
ELECTRONIC COMPONENTS--1.17%
 135,000   Fujitsu(1)..............................     4,065,407
                                                     ------------
FINANCIAL SERVICES--0.67%
  18,000   Takefuji Corp...........................     2,330,488
                                                     ------------
HEALTH & PERSONAL CARE--1.71%
  55,000   Takeda Chemical Industries..............     3,159,586
  92,000   Terumo Corp.............................     2,796,969
                                                     ------------
                                                        5,956,555
                                                     ------------
MERCHANDISING--0.76%
  37,400   Yamada Denki Co.........................     2,665,024
                                                     ------------
MOTOR VEHICLES--0.95%
  52,000   Honda Motor Co..........................     2,194,303
 214,000   Mitsubishi Motor(1).....................     1,110,329
                                                     ------------
                                                        3,304,632
                                                     ------------
Total Japan Common Stocks..........................    33,108,601
                                                     ------------
NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
KOREA--1.16%
BANKS--0.67%
  48,000   Housing and Commercial Bank.............  $  1,268,529
 101,000   Shinhan Bank............................     1,069,362
                                                     ------------
                                                        2,337,891
                                                     ------------
WIRELESS TELECOMMUNICATIONS--0.49%
  49,000   Korea Telecom...........................     1,727,250
                                                     ------------
Total Korea Common Stocks..........................     4,065,141
                                                     ------------
MEXICO--0.39%
MULTI-INDUSTRY--0.39%
  86,893   Desc S.A. De C.V........................     1,379,426
                                                     ------------
NETHERLANDS--6.50%
APPLIANCE & HOUSEHOLD DURABLES--1.59%
  54,072   Koninklijke Philips Electronics
           N.V.(1).................................     5,545,374
                                                     ------------
BUSINESS & PUBLIC SERVICES--0.88%
 182,307   Vedior N.V. CVA.........................     3,068,154
                                                     ------------
COMPUTER-BUSINESS SERVICES--0.84%
  59,000   Getronics NV............................     2,941,603
                                                     ------------
FINANCIAL SERVICES--1.13%
  66,600   Internationale Nederlander Groep N.V....     3,928,584
                                                     ------------
FOREST PRODUCTS, PAPER--1.01%
  19,700   Benckiser N.V...........................     1,164,545
 137,000   Buhrmann N.V............................     2,361,855
                                                     ------------
                                                        3,526,400
                                                     ------------
WIRELESS TELECOMMUNICATIONS--1.05%
  71,500   Kon KPN N.V.(1).........................     3,669,362
                                                     ------------
Total Netherlands Common Stocks....................    22,679,477
                                                     ------------
NEW ZEALAND--1.02%
WIRELESS TELECOMMUNICATIONS--1.02%
 882,000   Telecom Corp. of New Zealand Ltd.(1)....     3,549,861
                                                     ------------
NORWAY--0.89%
MULTI-INDUSTRY--0.89%
 222,000   Orkla ASA...............................     3,097,280
                                                     ------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

COMMON STOCKS--(CONTINUED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
PORTUGAL--0.83%
RAILROADS--0.83%
  74,000   Brisa Auto Estrada......................  $  2,914,992
                                                     ------------
SPAIN--0.15%
AIRLINES--0.15%
  90,599   Amadeus Global Travel...................       542,237
                                                     ------------
SWEDEN--5.44%
BANKS--0.74%
 186,000   Svenska Handelsbanken Series A..........     2,578,307
                                                     ------------
BEVERAGES & TOBACCO--0.95%
 906,000   Swedish Match AB(1).....................     3,315,978
                                                     ------------
FINANCIAL SERVICES--1.01%
 275,000   Investor Ab.............................     3,527,784
                                                     ------------
INDUSTRIAL PARTS--0.59%
  65,068   Autoliv, Inc............................     2,072,935
                                                     ------------
MULTI-INDUSTRY--0.57%
 218,000   Trelleborg AB...........................     1,988,084
                                                     ------------
WIRELESS TELECOMMUNICATIONS--1.58%
 132,562   Ericsson LM B Shares(1).................     5,512,671
                                                     ------------
Total Sweden Common Stocks.........................    18,995,759
                                                     ------------
SWITZERLAND--2.72%
BANKS--1.14%
  13,600   UBS AG..................................     3,956,964
                                                     ------------
CHEMICALS--0.75%
   6,000   Clariant(1).............................     2,625,468
                                                     ------------
HEALTH & PERSONAL CARE--0.83%
   1,943   Novartis AG.............................     2,906,278
                                                     ------------
Total Switzerland Common Stocks....................     9,488,710
                                                     ------------
UNITED KINGDOM--8.91%
BEVERAGES & TOBACCO--1.30%
 448,000   Diageo PLC..............................     4,556,788
                                                     ------------
BROADCASTING & PUBLISHING--1.34%
 488,000   United News & Media PLC.................     4,678,977
                                                     ------------
NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

UNITED KINGDOM--(CONCLUDED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
BUSINESS & PUBLIC SERVICES--1.53%
 323,000   Securicor PLC...........................  $  3,157,982
 200,000   WPP Group PLC...........................     2,169,023
                                                     ------------
                                                        5,327,005
                                                     ------------
FINANCIAL SERVICES--1.16%
 459,000   Amvescap PLC............................     4,067,931
                                                     ------------
FOOD & HOUSEHOLD PRODUCTS--0.66%
 189,000   Reckitt & Colman PLC....................     2,291,967
                                                     ------------
HEALTH & PERSONAL CARE--0.57%
  43,936   Astrazeneca PLC.........................     1,984,706
                                                     ------------
LEISURE & TOURISM--0.93%
 449,000   Carlton Communications PLC..............     3,246,304
                                                     ------------
MEDIA--0.35%
 459,000   Aegis Group.............................     1,206,765
                                                     ------------
MULTI INDUSTRY--1.07%
 233,000   Charter PLC.............................     1,201,240
 822,000   Cookson Group PLC.......................     2,524,206
                                                     ------------
                                                        3,725,446
                                                     ------------
Total United Kingdom Common Stocks.................    31,085,889
                                                     ------------
UNITED STATES--29.26%
APPAREL, RETAIL--0.75%
  80,000   TJX Companies, Inc......................     2,170,000
  16,200   Tommy Hilfiger Corp.*...................       457,650
                                                     ------------
                                                        2,627,650
                                                     ------------
BANKS--2.89%
  67,800   Bank of New York Co. Inc................     2,839,125
  38,700   The Chase Manhattan Corp................     3,381,412
  74,400   Mellon Financial Corp...................     2,748,150
  23,500   Wells Fargo and Co......................     1,125,063
                                                     ------------
                                                       10,093,750
                                                     ------------
COMPUTER HARDWARE--2.24%
  48,400   Cisco Systems, Inc.*....................     3,581,600
  52,400   Dell Computer Corp.*....................     2,102,550
  21,600   International Business
           Machines Corp...........................     2,124,900
                                                     ------------
                                                        7,809,050
                                                     ------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
COMPUTER SOFTWARE--1.09%
  10,000   BMC Software, Inc.*.....................  $    641,875
  20,100   Compuware Corp.*........................       559,031
  28,000   Microsoft Corp.*........................     2,591,750
                                                     ------------
                                                        3,792,656
                                                     ------------
CONSTRUCTION, REAL PROPERTY--0.18%
  21,600   Lafarge Corp............................       641,250
                                                     ------------
DEFENSE & AEROSPACE--0.67%
  41,100   Allied-Signal, Inc......................     2,340,131
                                                     ------------
DIVERSIFIED RETAIL--1.81%
  40,000   Dayton Hudson Corp......................     2,585,000
  55,300   Family Dollar Stores Inc.(1)............     1,140,563
  40,200   Federated Department Stores, Inc.*......     1,716,037
  15,700   Wal Mart Stores, Inc....................       889,994
                                                     ------------
                                                        6,331,594
                                                     ------------
DRUGS & MEDICINE--1.49%
  21,400   Biogen Inc.*............................     1,586,275
  31,700   Schering-Plough Corp....................     1,569,150
  25,400   Warner Lambert Co.......................     2,027,237
                                                     ------------
                                                        5,182,662
                                                     ------------
ELECTRIC UTILITIES--0.21%
  29,600   Energy East Corp........................       743,700
                                                     ------------
ELECTRICAL EQUIPMENT--0.33%
  11,800   Motorola, Inc...........................     1,149,763
                                                     ------------
ENERGY RESERVES & PRODUCTION--1.63%
  10,300   Atlantic Richfield Co...................       959,831
  25,900   Mobil Corp..............................     2,499,350
  36,900   Royal Dutch Petroleum Co. ADR...........     2,211,694
                                                     ------------
                                                        5,670,875
                                                     ------------
ENTERTAINMENT--0.37%
  29,200   Viacom, Inc., Class B*..................     1,306,700
                                                     ------------
FINANCIAL SERVICES--0.63%
  31,300   MBNA Corp...............................       864,662
  12,300   Providian Financial Corp................     1,340,700
                                                     ------------
                                                        2,205,362
                                                     ------------
FOREST PRODUCTS, PAPER--0.47%
  28,100   Champion International Corp.............     1,624,531
                                                     ------------
NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

UNITED STATES--(CONTINUED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
GAS UTILITY--0.89%
  35,000   Coastal Corp............................  $  1,474,375
  25,200   Columbia Energy Group...................     1,638,000
                                                     ------------
                                                        3,112,375
                                                     ------------
INDUSTRIAL PARTS--2.14%
  15,700   American Standard Companies Inc.*.......       599,544
  41,000   Ingersoll Rand Co.......................     2,142,250
  48,200   Mettler-Toledo International Inc.*......     1,436,962
   7,600   SPX Corp.*..............................       644,100
  44,000   United Technologies Corp................     2,662,000
                                                     ------------
                                                        7,484,856
                                                     ------------
INDUSTRIAL SERVICES/SUPPLIES--0.69%
  60,000   Tyco International Ltd..................     2,396,250
                                                     ------------
INFORMATION & COMPUTER SERVICES--0.24%
  19,800   Valassis Communications Inc.*...........       851,400
                                                     ------------
LIFE INSURANCE--1.00%
  20,900   American General Corp...................     1,550,519
  41,800   Lincoln National Corp...................     1,928,025
                                                     ------------
                                                        3,478,544
                                                     ------------
LONG DISTANCE & PHONE COMPANIES--2.83%
  40,000   BellSouth Corp..........................     1,800,000
  28,550   Century Telephone Enterprises, Inc......     1,154,491
  28,500   GTE Corp................................     2,137,500
  20,000   MCI WorldCom Inc.*......................     1,716,250
  60,490   SBC Communications, Inc.................     3,081,209
                                                     ------------
                                                        9,889,450
                                                     ------------
MEDIA--0.42%
  34,600   Comcast Corp., Class A..................     1,457,525
                                                     ------------
MINING & METALS--0.14%
   8,000   Alcoa, Inc..............................       486,000
                                                     ------------
MOTOR VEHICLES--0.94%
  27,600   Borg Warner Automotive, Inc.(1).........     1,090,200
  40,000   Ford Motor Co...........................     2,195,000
                                                     ------------
                                                        3,285,200
                                                     ------------
OTHER INSURANCE--0.87%
  17,200   Ambac Financial Group Inc...............     1,027,700
  19,463   American International Group, Inc.......     2,003,473
                                                     ------------
                                                        3,031,173
                                                     ------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
PUBLISHING--0.54%
  29,700   Knight Ridder, Inc......................  $  1,885,950
                                                     ------------
RESTAURANTS--0.20%
  30,150   Outback Steakhouse Inc.*................       693,450
                                                     ------------
SECURITIES & ASSET MANAGEMENT--0.53%
  16,800   Morgan Stanley Dean Witter & Co.........     1,853,250
                                                     ------------
SEMICONDUCTOR--2.94%
  47,000   Applied Materials, Inc.*................     4,221,187
  20,200   Atmel Corp.*............................       780,225
NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------

UNITED STATES--(CONCLUDED)
SEMICONDUCTOR--(CONCLUDED)

NUMBER OF
 SHARES                                                 VALUE
---------                                            ------------
  20,000   JDS Uniphase Corp.*.....................  $  3,337,500
  41,800   Vitesse Semiconductor Corp.*............     1,917,575
                                                     ------------
                                                       10,256,487
                                                     ------------
SPECIALTY RETAIL--0.13%
  10,700   Zale Corp.*.............................       448,063
                                                     ------------
Total United States Common Stocks..................   102,129,647
                                                     ------------
Total Common Stocks (cost--$263,277,324)...........   311,150,544
                                                     ------------

      NUMBER OF
       RIGHTS
---------------------
RIGHTS--0.12%
NORWAY--0.12%
DIVERSIFIED RETAIL--0.12%
 222,000                Orkla ASA, Rights Expiring 11/22/99.........................       415,194
                                                                                      ------------

PRINCIPAL
 AMOUNT                                      MATURITY      INTEREST
  (000)                                        DATE          RATE
---------                                   ----------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--1.99%

$ 1,000     Federal Home Loan Bank
              Consolidated Discount
              Note........................    11/01/99      5.160%         1,000,000
  6,000     U.S. Treasury Bills...........    01/20/00  4.900 to 4.955     5,934,178
                                                                        ------------
Total U.S. Government and Agency Obligations (cost--$6,934,178).......     6,934,178
                                                                        ------------

REPURCHASE AGREEMENTS--2.25%
  7,591     Repurchase Agreement dated        11/01/99      5.200          7,591,000
              10/29/99 with Dresner Bank
              AG, collaterized by
              $2,473,000 U.S. Treasury
              Note, 6.250% due 10/31/01;
              (value--$2,565,668) and
              $4,387,000 U.S. Treasury
              Bond, 8.125% due 08/15/19;
              (value--$5,204,338);
              proceeds: $7,594,289........
    275     Repurchase Agreement dated        11/01/99      4.250            275,000
              10/29/99 with State Street
              Bank & Trust Company,
              collaterized by $280,558
              U.S. Treasury Note, 5.625%
              due 09/30/01; (value--
              $280,588); proceeds:
              $275,097....................
                                                                        ------------
Total Repurchase Agreements (cost--$7,866,000)........................     7,866,000
                                                                        ------------

PAINEWEBBER GLOBAL EQUITY FUND

      NUMBER OF
       SHARES                                                                            VALUE
---------------------                                                                 ------------
MONEY MARKET FUND--0.02%

  88,276                Liquid Assets Portfolio (cost--$88,276).....................  $     88,276
                                                                                      ------------
Total Investments (cost--$278,165,778)--93.53%......................................   326,454,192
Other assets in excess of liabilities--6.47%........................................    22,573,570
                                                                                      ------------
Net Assets--100.00%.................................................................  $349,027,762
                                                                                      ============

-----------------

*    Non-income producing security.
ADR American Depositary Receipt.
@    Interest rate shown is the discount rate at date of purchase.
(1)  Security, or portion thereof, was on loan at October 31, 1999.

FUTURES CONTRACTS

                                                                              UNREALIZED
      NUMBER OF          OUTSTANDING FUTURES         IN        EXPIRATION    APPRECIATION
      CONTRACTS               CONTRACTS         EXCHANGE FOR     DATES      (DEPRECIATION)
---------------------   ----------------------  ------------   ----------   --------------
     50                 CAC40 Ten Euro
                          (France)............  $ 2,683,853     Nov 1999      $ (108,404)
     21                 DAX Index (Germany)...    3,172,668     Dec 1999        (108,216)
     63                 FTSE Index (United
                          Kingdom)............    6,679,796     Dec 1999        (162,100)
     9                  Hang Seng Index (Hong
                          Kong)...............      805,814     Nov 1999         (32,739)
     11                 IBEX Plus (Spain).....    1,191,133     Nov 1999         (55,327)
     6                  MIB 30 Index
                          (Italy).............    1,032,766     Dec 1999          18,378
     79                 OMX Index (Sweden)....      953,280     Nov 1999         (67,569)
    161                 S&P 500 (United
                          States).............   52,846,676     Dec 1999       2,545,374
     12                 SPI Futures
                          (Australia).........      547,412     Dec 1999           2,524
     37                 Topix Index (Japan)...    5,702,689     Dec 1999        (142,042)
                                                                              ----------
                                                                              $1,889,879
                                                                              ==========

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1999

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
COMMON STOCKS--93.29%
AUSTRALIA--15.05%
BANKS--2.54%
    56,700    Australia & New Zealand Banking
              Group   Ltd.(1)................  $   374,195
    15,000    Macquarie Bank Ltd.............      220,006
    25,900    National Australia Bank
              Ltd.(1)........................      399,698
                                               -----------
                                                   993,899
                                               -----------
BREWERIES, PUBS, & RESTAURANTS--1.05%
   153,600    Foster's Brewing Group Ltd.....      408,258
                                               -----------
CONSTRUCTION/BUILDING MATERIALS--0.45%
    79,500    Pioneer International Ltd......      173,891
                                               -----------
DIVERSIFIED INDUSTRIALS--2.51%
    63,539    Broken Hill Propriety Co.
              Ltd............................      656,688
    75,500    WMC Ltd........................      324,025
                                               -----------
                                                   980,713
                                               -----------
LEISURE & HOTELS--0.68%
    42,100    TABCORP Holdings Ltd...........      266,861
                                               -----------
MEDIA--1.11%
    59,700    News Corp. Ltd.................      431,722
                                               -----------
MINING--3.05%
    19,200    Brambles Industries Ltd........      539,953
    54,700    Delta Gold NL..................       92,438
   123,000    North Ltd......................      237,664
    20,000    Rio Tinto Ltd..................      321,490
                                               -----------
                                                 1,191,545
                                               -----------
OIL EXPLORATION & PRODUCTION--0.81%
    52,600    Woodside Petroleum Ltd.........      316,981
                                               -----------
REAL ESTATE--0.88%
    30,000    Lend Lease Corp Ltd............      345,181
                                               -----------
TELECOMMUNICATIONS--1.97%
    75,200    Telstra Corp...................      241,214
   103,800    Telstra Corp. Class A..........      528,023
                                               -----------
                                                   769,237
Total Australia Common Stocks................    5,878,288
                                               -----------
CHINA--1.43%
CHEMICALS--0.51%
   736,000    Yizheng Chemical Fibre*........      201,326
                                               -----------
NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

CHINA--(CONCLUDED)

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
SERVICES--0.92%
   220,000    Beijing Enterprise.............  $   358,241
                                               -----------
Total China Common Stocks....................      559,567
                                               -----------
HONG KONG--21.28%
BANKS--2.60%
   189,500    Dao Heng Bank Group............      861,087
    12,800    HSBC Holdings PLC..............      154,058
                                               -----------
                                                 1,015,145
                                               -----------
COMMERCE/INDUSTRIAL--0.53%
    80,000    Citic Pacific Ltd..............      207,505
                                               -----------
COMMUNICATIONS--4.05%
   172,600    Cable & Wireless Hong Kong
              Telecom
              Co. Ltd........................      394,368
   224,000    China Telecom..................      766,995
   722,000    Global Technology Holdings.....      422,875
                                               -----------
                                                 1,584,238
                                               -----------
ELECTRICAL APPLIANCES--0.45%
   148,000    ASM Pacific Technology.........      174,319
                                               -----------
ELECTRICITY & GAS--0.95%
   280,530    Hong Kong & China Gas Ltd......      371,946
                                               -----------
LAND TRANSPORTATION--0.29%
   736,000    Jiangsu Expressway.............      112,742
                                               -----------
REAL ESTATE--11.23%
   342,000    Amoy Properties Ltd............      294,961
   116,000    Cheung Kong Holdings Ltd.......    1,056,446
   295,000    China Resources Developement
                Enterprises Ltd..............      377,840
    75,000    Henderson Land Developement Co.
              Ltd............................      340,799
   134,000    Hutchison Whampoa Ltd..........    1,345,434
   117,000    New World Infrastructure
              Ltd.*..........................      135,547
   103,000    Sun Hung Kai Properties Ltd....      835,296
                                               -----------
                                                 4,386,323
                                               -----------
RETAIL SALES--0.51%
   279,000    China Everbright...............      199,324
                                               -----------
SERVICES--0.67%
   351,000    South China Morning Post.......      259,799
                                               -----------
Total Hong Kong Common Stocks................    8,311,341
                                               -----------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

COMMON STOCKS--(CONTINUED)

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
INDIA--8.07%
AUTO COMPONENTS--0.35%
    13,600    Bajaj Auto Ltd.................  $   138,005
                                               -----------
BUILDING MATERIALS/CONSTRUCTION--0.08%
     7,000    Associated Cement Co...........       32,541
                                               -----------
CHEMICALS--1.35%
    98,000    Reliance Industries Ltd........      527,250
                                               -----------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.46%
    29,000    Bharat Heavy Electricals
              Ltd............................      179,037
                                               -----------
ENGINEERING/MACHINERY--0.85%
    15,500    Larsen & Toubro Ltd. GDS.......      330,150
                                               -----------
HOUSEHOLD GOODS & TEXTILES--0.82%
     6,000    Hindustan Lever................      318,051
                                               -----------
OIL & GAS--0.52%
    30,500    Bharat Petroleum Corp.*........      203,755
                                               -----------
OIL EXPLORATION & PRODUCTION--0.46%
     7,300    Castrol India Ltd..............       57,344
    11,050    Hindustan Petroleum Corp.......       40,715
    22,100    Hindustan Petroleum Corp. Class
              A..............................       81,431
                                               -----------
                                                   179,490
                                               -----------
PHARMACEUTICALS--0.00%
        50    Ranbaxy Laboratories...........        1,002
                                               -----------
SUPPORT SERVICES--1.53%
     2,500    Infosys Technology*............      400,138
     1,000    NII Ltd........................       49,885
     3,000    NIIT Ltd.......................      149,654
                                               -----------
                                                   599,677
                                               -----------
TELECOMMUNICATIONS--1.22%
    62,900    Mahanagar Telephone Nigam
              Ltd............................      248,354
     7,500    Videsh Sanchar Nigam Ltd.......      227,626
                                               -----------
                                                   475,980
                                               -----------
TOBACCO--0.43%
    10,500    ITC Ltd........................      168,360
                                               -----------
Total India Common Stocks....................    3,153,298
                                               -----------
NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
INDONESIA--1.95%
BANKS--0.33%
 5,898,500    P.T. Bank Internasional
              Indonesia......................  $   129,070
                                               -----------
COMMUNICATIONS--0.47%
   387,680    P.T. Telekomunikasi
              Indonesia......................      183,801
                                               -----------
FOODS--0.60%
    30,500    H.M. Sampoerna.................       70,744
   137,000    Indofoods Sukses Mak...........      161,882
                                               -----------
                                                   232,626
                                               -----------
MISCELLANEOUS MANUFACTURING--0.36%
    55,000    P.T. Gudang Garam..............      141,211
                                               -----------
TRANSPORTATION EQUIPMENT--0.19%
   151,500    Astra International............       74,590
                                               -----------
Total Indonesia Common Stocks................      761,298
                                               -----------
KOREA--13.15%
BANKS--2.37%
    45,382    Kookmin Bank...................      707,497
    20,500    Shinhan Bank...................      217,049
                                               -----------
                                                   924,546
                                               -----------
COMMUNICATIONS--2.24%
       300    Korea Telecom..................       20,183
     7,500    Korea Telecom ADR..............      264,375
       372    SK Telecom Co. ADS Ltd.........      429,529
    12,610    SK Telecom Co. Ltd ADR.........      160,778
                                               -----------
                                                   874,865
                                               -----------
ELECTRICAL APPLIANCES--3.78%
     8,864    Samsung Electronics Corp.......    1,477,949
                                               -----------
ELECTRICITY & GAS--2.04%
    27,200    Korea Electric Power Corp......      795,932
                                               -----------
IRON & STEEL--2.72%
     8,760    Pohang Iron & Steel Co. Ltd....    1,062,155
                                               -----------
Total Korea Common Stocks....................    5,135,447
                                               -----------
MALAYSIA--6.13%
BANKS--0.39%
    44,500    Malayan Banking Berhad.........      151,066
                                               -----------
CHEMICALS--0.43%
   128,000    Chemical Co. Malaysia Berhad...      167,074
                                               -----------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

COMMON STOCKS--(CONTINUED)
MALAYSIA--(CONCLUDED)

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
COMMUNICATIONS--0.48%
    61,500    Telekom Malaysia Berhad........  $   189,355
                                               -----------
CONSTRUCTION--1.38%
   268,000    Gamuda Berhad..................      539,526
                                               -----------
ELECTRICITY & GAS--1.62%
   274,000    Tenaga Nasional Berhad.........      630,921
                                               -----------
FOODS--0.65%
   484,000    IOI Corp. Berhad...............      254,737
                                               -----------
MISCELLANEOUS MANUFACTURING--0.27%
    24,000    Malaysian Pacific Industries
              Berhad.........................      104,210
                                               -----------
SERVICES--0.91%
    52,000    Genting Berhad.................      193,918
    77,000    Tanjong Berhad.................      162,105
                                               -----------
                                                   356,023
                                               -----------
Total Malaysia Common Stocks.................    2,392,912
                                               -----------
NEW ZEALAND--0.86%
COMMUNICATIONS--0.59%
    57,300    Telecom Corp. of New Zealand
              Ltd.(1)........................      230,620
                                               -----------
CONSTRUCTION/BUILDING MATERIALS--0.27%
    86,300    Fletcher Challenge Building....      106,739
                                               -----------
Total New Zealand Common Stocks..............      337,359
                                               -----------
PHILIPPINES--1.08%
BANKS--0.16%
     8,200    Metropolitan Bank & Trust
              Co.............................       61,347
                                               -----------
COMMERCE/INDUSTRIAL--0.17%
   265,900    Ayala Corp.....................       66,309
                                               -----------
COMMUNICATIONS--0.21%
     3,900    Philippine Long Distance
              Telephone Co...................       81,210
                                               -----------
ELECTRICITY & GAS--0.47%
    67,800    Manila Electric Co. Class B....      185,985
                                               -----------
FOODS--0.07%
    18,700    San Miguel Corp. Class B.......       27,047
                                               -----------
Total Philippines Common Stocks..............      421,898
                                               -----------
NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
SINGAPORE--10.35%
BANKS--3.35%
    60,339    DBS Group Holdings(1)..........  $   682,001
    21,250    O'Seas Chinese Banking Corp....      159,698
    61,700    United Overseas Bank Ltd.......      467,396
                                               -----------
                                                 1,309,095
                                               -----------
COMMUNICATIONS--1.08%
   221,700    Singapore Telecommunications
              Ltd............................      421,194
                                               -----------
ELECTRICAL APPLIANCES--0.05%
    10,000    Chartered Semiconductors.......       20,167
                                               -----------
LAND TRANSPORTATION--0.20%
    23,000    Cycle & Carriage Ltd...........       78,128
                                               -----------
MISCELLANEOUS MANUFACTURING--0.41%
    18,000    Venture Manufacturing
              (Singapore) Ltd................      160,163
                                               -----------
REAL ESTATE--1.63%
    79,000    City Development Ltd...........      408,465
   259,200    Wing Tai Holdings Ltd..........      227,519
                                               -----------
                                                   635,984
                                               -----------
SERVICES--1.74%
    39,642    Singapore Press Holdings.......      679,250
                                               -----------
SHIPPING--0.32%
   117,000    Keppel Telecom &
              Transportation.................      123,802
                                               -----------
AIR TRANSPORTATION--1.57%
    58,000    Singapore International
              Airlines.......................      613,720
                                               -----------
Total Singapore Common Stocks................    4,041,503
                                               -----------
TAIWAN--11.50%
BANKS--1.15%
   198,000    First Bank.....................      254,054
   137,000    Hua Nan Bank...................      194,357
                                               -----------
                                                   448,411
                                               -----------
CHEMICALS--2.09%
   466,499    Nan Ya Plastic Corp............      816,226
                                               -----------
COMMERCE/INDUSTRIAL--1.39%
    51,854    Asustek Computer Inc...........      544,369
                                               -----------
ELECTRICAL APPLIANCES--5.15%
   221,450    Acer Inc.......................      422,375
   207,960    Siliconware Precision
              Industries Co..................      373,699

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

COMMON STOCKS--(CONCLUDED)
TAIWAN--(CONCLUDED)
ELECTRICAL APPLIANCES--(CONCLUDED)

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
   273,920    Taiwan Semiconductor
              Manufacturing   Co. Ltd........  $ 1,217,614
                                               -----------
                                                 2,013,688
                                               -----------
INSURANCE--0.73%
   110,400    Cathay Life Insurance..........      285,397
                                               -----------
IRON & STEEL--0.99%
   501,900    China Steel....................      386,077
                                               -----------
Total Taiwan Common Stocks...................    4,494,168
                                               -----------
THAILAND--2.44%
BANKS--0.87%
    15,000    Bangkok Bank Public Co.
              Ltd.(1)*.......................       34,969
   187,500    Siam Commercial Bank...........      212,489
    65,000    Thai Farmers Bank PLC(1).......       91,763
                                               -----------
                                                   339,221
                                               -----------
NUMBER OF
  SHARES                                          VALUE
----------                                     -----------

THAILAND--(CONCLUDED)

NUMBER OF
  SHARES                                          VALUE
----------                                     -----------
COMMUNICATIONS--0.78%
     8,000    Advanced Info Service Public
              Co. Ltd........................  $    93,252
   208,500    Telecom Asia Corp. Public Co.
              Ltd.(1)*.......................      160,676
    21,000    Total Access Communication
              Public
              Co. Ltd.*......................       50,820
                                               -----------
                                                   304,748
                                               -----------
CONSTRUCTION--0.13%
     2,000    Siam Cement Co.................       51,807
                                               -----------
ELECTRICITY & GAS--0.34%
    99,000    Electricity Generating Public
              Co. Ltd........................      130,786
                                               -----------
MINING--0.32%
    17,300    PTT Exploration & Production
              Public
              Co. Ltd........................      126,372
                                               -----------
Total Thailand Common Stocks.................      952,934
                                               -----------
Total Common Stocks (cost--$32,841,394)......   36,440,013
                                               -----------

REPURCHASE AGREEMENT--4.41%

      PRINCIPAL
       AMOUNT                                                                         MATURITY   INTEREST
        (000)                                                                           DATE       RATE
---------------------                                                                 --------   --------
      $  1,724          Repurchase Agreement dated 10/29/99 with State Street
                          Bank & Trust Company, collateralized by $1,655,000 U.S.
                          Treasury Notes, 7.500% due 11/15/01; (value--$1,760,506);
                          proceeds: $1,724,611 (cost--$1,724,000)...................  11/01/99    4.250%      1,724,000
                                                                                                            -----------
Total Investments (cost--$34,565,394)--97.70%............................................................    38,164,013
Other assets in excess of liabilities--2.30%.............................................................       899,137
                                                                                                            -----------
Net Assets--100.00%......................................................................................   $39,063,150
                                                                                                            ===========

-----------------

*                       Non-income producing securities
ADR                     American Depositary Receipt
ADS                     American Depositary Shares
GDR                     Global Depositary Receipts
GDS                     Global Depositary Shares
(1)                     Security, or portion thereof, was on loan at October 31,
                        1999.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                              CONTRACT TO        IN         MATURITY    UNREALIZED
                                                                DELIVER     EXCHANGE FOR      DATE     DEPRECIATION
                                                              -----------   -------------   --------   ------------
Hong Kong Dollars...........................................  14,000,000    USD 1,768,570   03/03/00     $(30,351)
                                                                                                         ========

-------------

USD                     United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1999

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
COMMON STOCKS--85.82%
ARGENTINA--1.65%
BANKS--0.18%
     700   Banco De Galicia Y Buenos Aires S.A. de
             C.V. ADR (1)..........................  $   14,787
                                                     ----------
BEVERAGES--0.17%
   1,400   Quilmes Industrial S.A. ADR.............      14,613
                                                     ----------
DISTRIBUTORS--0.13%
   3,000   Siderar S.A. ADR........................      11,285
                                                     ----------
DIVERSIFIED INDUSTRIALS--0.43%
   6,095   Perez Companc S.A. Class B..............      36,709
                                                     ----------
GAS DISTRIBUTION--0.09%
   4,000   Gas Natural Ban S.A. Class B............       7,444
                                                     ----------
TELECOMMUNICATIONS--0.65%
   2,800   Telecom Argentina S.A...................      15,407
   1,530   Telefonica de Argentina S.A. Class B
           ADR(1)..................................      39,206
                                                     ----------
                                                         54,613
                                                     ----------
Total Argentina Common Stocks......................     139,451
                                                     ----------
BOTSWANA--0.25%
BREWERIES, PUBS, & RESTAURANTS--0.25%
  21,400   Sechaba Breweries Ltd. (2)..............      21,362
                                                     ----------
BRAZIL--1.11%
BANKS--0.35%
   1,300   Uniao De Bancos Brasileiros, S.A. GDR...      30,063
                                                     ----------
BREWERIES, PUBS, & RESTAURANTS--0.21%
     800   Companhia Brasileire De Distribuicao....      17,500
                                                     ----------
MEDIA--0.31%
   1,300   Aracruz Celulose S.A. ADR...............      26,650
                                                     ----------
TELECOMMUNICATIONS--0.24%
     300   Telecomunicacoes Brasileiras S.A........          14
 390,000   Telecomunicacoes Brasileiras S.A. ADR...      20,259
                                                     ----------
                                                         20,273
                                                     ----------
Total Brazil Common Stocks.........................      94,486
                                                     ----------
CHILE--2.60%
BANKS--0.31%
     900   Banco Santander Chile Series A ADR......      14,737
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

CHILE--(CONCLUDED)
BANKS--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
     600   Banco Santiago..........................  $   11,738
                                                     ----------
                                                         26,475
                                                     ----------
BREWERIES, PUBS, & RESTAURANTS--0.49%
   1,000   Compania Cervecerias Unidas S.A. ADR....      21,812
   1,600   Embotelladora Andina S.A. ADR...........      19,700
                                                     ----------
                                                         41,512
                                                     ----------
DIVERSIFIED INDUSTRIALS--0.22%
   2,000   Quinenco SA ADR+........................      18,625
                                                     ----------
ELECTRICITY--0.59%
     950   Chilectra S.A. ADR......................      16,506
   1,600   Empresa Nacional De Electricidad SA
           ADR.....................................      20,400
     600   Enersis S.A. ADR........................      13,500
                                                     ----------
                                                         50,406
                                                     ----------
EXTRACTIVE INDUSTRIES--0.14%
     400   Sociedad Quimica Y Minera de Chile S.A.
           Series B ADR............................      11,625
                                                     ----------
RETAILERS, FOOD--0.27%
   1,400   Distribucion Y Servicio D&S.............      22,838
                                                     ----------
TELECOMMUNICATIONS--0.58%
   2,925   Compania de Telecomunicaciones de
             Chile S.A. ADR........................      48,811
                                                     ----------
Total Chile Common Stocks..........................     220,292
                                                     ----------
CHINA--0.19%
SERVICES--0.19%
  10,000   Beijing Enterprise......................      16,284
                                                     ----------
CROATIA--0.25%
HEALTH/PERSONAL CARE--0.25%
   1,950   Pliva D.D. GDR..........................      20,768
                                                     ----------
CZECH REPUBLIC--1.17%
BANKS--0.15%
   2,600   Ceska Sporitelna GDR*...................      12,740
       1   Komercni Banka AS GDR...................           8
                                                     ----------
                                                         12,748
                                                     ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONTINUED)
CZECH REPUBLIC--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
ELECTRICITY--0.31%
  10,330   Ceske Energeticke Zavody AS.............  $   26,747
                                                     ----------
TELECOMMUNICATIONS--0.71%
     250   Ceske Radiomunikace GDR*................       7,938
   3,450   SPT Telecom A.S.........................      52,061
                                                     ----------
                                                         59,999
                                                     ----------
Total Czech Republic Common Stocks.................      99,494
                                                     ----------
EGYPT--0.19%
BANKS--0.19%
   1,340   Commercial International Bank GDR.......      16,415
                                                     ----------
GREECE--4.79%
BANKS--2.59%
   1,810   Alpha Credit Bank.......................     138,415
   1,134   National Bank of Greece.................      81,299
                                                     ----------
                                                        219,714
                                                     ----------
BEVERAGE/TOBACCO MANUFACTURING--0.24%
     900   Hellenic Bottling Co. S.A...............      20,303
                                                     ----------
COMMUNICATIONS--0.25%
   1,000   Stet Hellas Telecommunications ADR*.....      21,500
                                                     ----------
TELECOMMUNICATIONS--1.71%
   6,090   Hellenic Telecommunications
           Organization SA.........................     129,042
   1,200   Panafon Hellenic Telecom S.A............      15,868
                                                     ----------
                                                        144,910
                                                     ----------
Total Greece Common Stocks.........................     406,427
                                                     ----------
HONG KONG--1.74%
COMMERCE/INDUSTRIAL--0.23%
  92,000   Beijing Datang Power Generation
             Company Ltd...........................      19,185
                                                     ----------
COMMUNICATIONS--0.36%
   9,000   China Telecom*..........................      30,817
                                                     ----------
GLASS & CERAMICS--0.32%
  34,000   China Merchants Holdings
           International...........................      26,916
                                                     ----------
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

HONG KONG--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
REAL ESTATE--0.63%
  17,000   China Resources Developement
             Enterprises Ltd.......................  $   21,774
  18,000   New World China Land*...................       8,341
  20,000   New World Infrastructure Ltd.*..........      23,171
                                                     ----------
                                                         53,286
                                                     ----------
SHIPPING--0.20%
  23,000   Cosco Pacific Ltd.......................      17,172
                                                     ----------
Total Hong Kong Common Stocks......................     147,376
                                                     ----------
HUNGARY--1.73%
BANKS--0.61%
      87   OTP Bank Limited........................       3,850
   1,090   OTP Bank Reg S GDR*.....................      48,232
                                                     ----------
                                                         52,082
                                                     ----------
OIL--0.28%
   1,200   Moayar Olaj-Es Gazipare Reszvnytaras AG
             GDR...................................      23,520
                                                     ----------
UTILITIES--0.84%
   2,520   Matav RT ADR............................      71,190
                                                     ----------
Total Hungary Common Stocks........................     146,792
                                                     ----------
INDIA--8.12%
BANKS--0.65%
   9,600   State Bank of India.....................      54,845
                                                     ----------
BUILDING MATERIALS--0.70%
   2,750   Associated Cement Co....................      12,784
  12,000   Associated Cement Co. Class A...........      46,188
                                                     ----------
                                                         58,972
                                                     ----------
ELECTRICAL EQUIPMENT--0.66%
   9,000   Bharat Heavy Electricals Ltd............      55,563
                                                     ----------
ENGINEERING VEHICLES--0.76%
   4,000   Bajaj Auto Ltd..........................      40,590
   4,300   Tata Engineering & Locomotive Co........      23,734
                                                     ----------
                                                         64,324
                                                     ----------
HOUSEHOLD GOODS & TEXTILES--1.58%
   1,850   Hindustan Lever.........................      98,066

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)
HOUSEHOLD GOODS & TEXTILES--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
   6,700   Reliance Industry.......................  $   36,046
                                                     ----------
                                                        134,112
                                                     ----------
OIL EXPLORATION & PRODUCTION--1.02%
  13,000   Bharat Petroleum Corp. Ltd..............      86,846
                                                     ----------
OIL, INTEGRATED--0.07%
     800   Castrol India Ltd.......................       6,284
                                                     ----------
STEEL & OTHER MATERIALS--0.39%
   2,000   Hindalco Industries.....................      33,310
                                                     ----------
SUPPORT SERVICES--0.97%
   1,650   Niit Ltd................................      82,310
                                                     ----------
                                                         82,310
                                                     ----------
TELECOMMUNICATIONS--0.73%
  15,700   Mahanagar Telephone Nigam Ltd...........      61,990
                                                     ----------
TOBACCO--0.59%
   3,100   ITC Ltd.................................      49,706
                                                     ----------
Total India Common Stocks..........................     688,262
                                                     ----------
INDONESIA--1.93%
BANKS--0.25%
 980,000   P.T. Bank Internasional Indonesia.......      21,444
                                                     ----------
COMMUNICATIONS--0.46%
  83,040   P.T. Telekomunikasi Indonesia...........      39,370
                                                     ----------
FOODS--0.75%
  13,000   H.M. Sampoerna..........................      30,153
  28,000   Indofoods Sukses Makmur*................      33,086
                                                     ----------
                                                         63,239
                                                     ----------
MISCELLANEOUS MANUFACTURING--0.32%
  10,500   P.T. Gudang Garam.......................      26,958
                                                     ----------
TRANSPORTATION EQUIPMENT--0.15%
  26,000   P.T. Astra International................      12,801
                                                     ----------
Total Indonesia Common Stocks......................     163,812
                                                     ----------
ISRAEL--3.49%
BANKS--1.70%
  33,000   Bank Hapoalim Ltd.......................      78,479
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

ISRAEL--(CONCLUDED)
BANKS--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
  37,000   Bank Leumi..............................  $   65,253
                                                     ----------
                                                        143,732
                                                     ----------
FOOD & DRUG RETAILERS--0.25%
   1,650   Blue Square Israel Ltd ADR..............      21,553
                                                     ----------
PHARMACEUTICALS--0.68%
   1,200   Teva Pharmaceutical Industries Ltd.,
           ADS.....................................      58,050
                                                     ----------
TELECOMMUNICATIONS--0.66%
     710   ECI Telecommunications Ltd..............      20,679
   2,290   Partner Communication Co. Ltd*..........      35,380
                                                     ----------
                                                         56,059
                                                     ----------
UTILITIES--0.20%
   4,106   Bezek Israel Telecommunications.........      16,736
                                                     ----------
Total Israel Common Stocks.........................     296,130
                                                     ----------
KOREA--13.10%
BANKS--3.96%
  11,000   Hanvit Bank.............................      40,809
   6,062   Kookmin Bank............................      94,505
  19,500   Korea Exchange Bank.....................      91,038
  10,300   Shinhan Bank............................     109,054
                                                     ----------
                                                        335,406
                                                     ----------
CHEMICALS--0.51%
   4,800   Hanwha Chemical.........................      43,418
                                                     ----------
ELECTRICAL APPLIANCES--4.87%
   4,000   Hyundai Electric Industries.............      66,527
   2,074   Samsung Electronics Corp................     345,811
                                                     ----------
                                                        412,338
                                                     ----------
ELECTRICITY & GAS--1.90%
   5,500   Korea Electric Power Corp...............     160,942
                                                     ----------
IRON & STEEL--0.87%
     610   Pohang Iron & Steel Co. Ltd.............      73,963
                                                     ----------
SECURITIES--0.08%
     503   Daewoo Securities.......................       6,437
                                                     ----------
SHIPPING--0.42%
   4,000   Hyundai Merchant Marine.................      36,015
                                                     ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONTINUED)
KOREA--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
TELECOMMUNICATIONS--0.49%
     150   Korea Telecom Corp......................  $   10,092
     900   Korea Telecom Corp. ADR*................      31,725
                                                     ----------
                                                         31,725
                                                     ----------
Total Korea Common Stocks..........................   1,110,336
                                                     ----------
MALAYSIA--0.93%
ELECTRICITY & GAS--0.38%
  14,000   Tenaga Nasional Berhad..................      32,237
                                                     ----------
SERVICES--0.55%
   6,000   Resorts World Berhad....................      17,210
  14,000   Tanjong PLC.............................      29,474
                                                     ----------
                                                         46,684
                                                     ----------
Total Malaysia Common Stocks.......................      78,921
                                                     ----------
MAURITIUS--0.15%
BANKS--0.15%
  21,000   State Bank of Mauritius.................      12,795
                                                     ----------
MEXICO--10.16%
BANKS--0.67%
  22,700   Grupo Financiero Banamex*...............      56,797
                                                     ----------
BEVERAGES--0.50%
  17,500   Grupo Modelo S.A. de C.V................      42,785
                                                     ----------
BREWERIES, PUBS, & RESTAURANTS--0.78%
  20,500   Fomento Economico Mexicano, S.A. de
           C.V. Series B...........................      66,542
                                                     ----------
BUILDING MATERIALS & MERCHANTS--0.92%
   3,448   Cemex, S.A. de C.V......................      77,580
                                                     ----------
BUILDING & CONSTRUCTION--0.60%
  22,800   Consorcio Ara, S.A. de C.V..............      25,665
   9,800   Grupo Industrial Saltillo, S.A. de
           C.V.....................................      25,540
                                                     ----------
                                                         51,205
                                                     ----------
CONSTRUCTION/BUILDING MATERIALS--0.10%
   3,350   Hylsamex S.A. de C.V....................       8,887
                                                     ----------
DIVERSIFIED INDUSTRIALS--0.56%
  12,300   Alfa, S.A. de C.V. Series A.............      47,219
                                                     ----------
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

MEXICO--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
FOOD PRODUCERS--0.54%
  25,053   Grupo Industrial Bimbo, S.A. de C.V.....  $   45,978
                                                     ----------
MEDIA--0.93%
   2,100   Grupo Televisa, S.A. de C.V.............      44,460
     800   Grupo Televisa, S.A. de C.V. GDS........      34,000
                                                     ----------
                                                         78,460
                                                     ----------
METALS--0.22%
   1,700   Tubos De Acero de Mexico, S.A. de C.V.
             ADR...................................      18,594
                                                     ----------
MINING--0.17%
   4,000   Grupo Mexico, S.A. de C.V. Series B.....      14,482
                                                     ----------
PAPER, PACKAGING & PRINTING--0.60%
  15,900   Kimberly Clark de Mexico S.A. de C.V....      50,949
                                                     ----------
RETAIL--0.16%
  16,000   Controladora Commerical Mexicana........      13,250
                                                     ----------
RETAILERS, GENERAL--0.95%
  52,600   Cifra, S.A. de C.V. Series C............      80,443
                                                     ----------
TELECOMMUNICATIONS--2.46%
   2,440   Telefonos de Mexico, S.A. de C.V. ADR...     208,620
                                                     ----------
Total Mexico Common Stocks.........................     861,791
                                                     ----------
PERU--0.77%
BANKS--0.31%
  45,995   Banco Continental.......................      26,037
                                                     ----------
BUILDING & CONSTRUCTION--0.00%
       2   Cementos Norte Pacasmayo, S.A...........           1
                                                     ----------
EXTRACTIVE INDUSTRIES--0.22%
   1,100   Compania De Minas Buenaventura..........      18,700
                                                     ----------
TELECOMMUNICATIONS--0.24%
   1,800   Telefonica Del Peru S.A. Class B ADS....      20,812
                                                     ----------
Total Peru Common Stocks...........................      65,550
                                                     ----------
PHILIPPINES--1.47%
BANKS--0.50%
   5,742   Metropolitan Bank & Trust Co............      42,958
                                                     ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONTINUED)
PHILIPPINES--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
COMMUNICATIONS--0.23%
     931   Philippine Long Distance Telephone
           Co......................................  $   19,386
                                                     ----------
ELECTRICITY & GAS--0.45%
  13,861   Manila Electric Co. Class B.............      38,023
                                                     ----------
FOODS--0.13%
   7,650   San Miguel Corporation Class B..........      11,065
                                                     ----------
REAL ESTATE--0.16%
  52,104   Ayala Land Inc..........................      13,318
                                                     ----------
Total Philippines Common Stocks....................     124,750
                                                     ----------
POLAND--1.53%
BANKS--0.29%
   1,770   Bank Handlowy Warszawa..................      24,899
                                                     ----------
DIVERSIFIED HOLDINGS COMPANIES--0.50%
   4,920   Elektrim Spolka Akcyjna S.A.............      42,560
                                                     ----------
METALS & MINING--0.37%
   2,540   Kghm Polska Miedz SA GDR................      31,369
                                                     ----------
UTILITIES - 0.37%
   6,380   Telekomunikacja Cta Polska..............      31,262
                                                     ----------
Total Poland Common Stocks.........................     130,090
                                                     ----------
RUSSIA--0.91%
ELECTRICITY--0.14%
   2,100   Unified Energy System GDR...............      11,970
                                                     ----------
OILS--0.77%
     850   Gazprom ADR.............................       6,375
   1,840   Lukoil Holdings ADR.....................      58,420
                                                     ----------
                                                         64,795
                                                     ----------
Total Russia Common Stocks.........................      76,765
                                                     ----------
SOUTH AFRICA--8.32%
BANKS--0.82%
   9,866   Amalgamated Banks of South Africa.......      40,227
   8,480   Standard Bank Investment................      28,986
                                                     ----------
                                                         69,213
                                                     ----------
BREWERIES, PUBS, & RESTAURANTS--0.55%
   5,317   South African Brewery Ltd...............      46,561
                                                     ----------
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

SOUTH AFRICA--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
DIVERSIFIED INDUSTRIALS--1.25%
   9,577   Barlow Ltd..............................  $   46,687
  27,700   Malbak Ltd. Ord.........................      20,064
   5,200   Rembrandt Group Ltd.....................      38,892
                                                     ----------
                                                        105,643
                                                     ----------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.56%
   9,700   Dimension Data Holdings Ltd.............      47,050
                                                     ----------
FINANCIAL SERVICES--0.76%
  55,850   First Rand Ltd..........................      64,543
                                                     ----------
HOUSEHOLD GOODS & TEXTILES--0.27%
  26,300   Profurn Limited.........................      22,902
                                                     ----------
INSURANCE--0.48%
  35,518   Sanlam Ltd.*............................      40,757
                                                     ----------
LIFE ASSURANCE--0.38%
   3,488   Liberty Life Associatiom................      32,361
                                                     ----------
MINING--0.61%
   1,900   De Beers Centenary......................      51,894
                                                     ----------
OIL EXPLORATION & PRODUCTION--0.77%
   9,575   Sasol Ltd...............................      65,457
                                                     ----------
OTHER FINANCIAL--0.27%
   3,400   Fedsure Holdings Ltd....................      22,773
                                                     ----------
PAPER, PACKAGING & PRINTING--0.97%
   9,800   Nampak Ltd..............................      26,320
   6,800   Sappi...................................      56,337
                                                     ----------
                                                         82,657
                                                     ----------
RETAILERS, GENERAL--0.63%
  14,186   LA Retail Stores Ltd....................      13,623
  47,900   Metro Cash And Carry....................      39,763
                                                     ----------
                                                         53,386
                                                     ----------
Total South Africa Common Stocks...................     705,197
                                                     ----------
TAIWAN--12.38%
BANKS--1.77%
     651   Bank Sinopac............................         367
  57,000   First Bank..............................      73,137

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONTINUED)
TAIWAN--(CONCLUDED)
BANKS--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
  54,000   Hua Nan Bank............................  $   76,608
                                                     ----------
                                                        150,112
                                                     ----------
CHEMICALS - 1.59%
  37,540   Formosa Plastic.........................      75,151
  34,272   Nan Ya Plastic Corp.....................      59,965
                                                     ----------
                                                        135,116
                                                     ----------
COMMERCE/INDUSTRIAL--0.87%
   7,011   Asustek Computer........................      73,602
                                                     ----------
ELECTRICAL APPLIANCES--5.53%
  49,450   Acer Inc................................      94,317
   9,963   Ase Test Ltd............................      30,624
  23,680   Siliconware Precision Industries Co.
           GDR.....................................      42,552
  67,810   Taiwan Semiconductor Manufacturing
             Company Ltd...........................     301,425
                                                     ----------
                                                        468,918
                                                     ----------
IRON & STEEL--0.50%
  54,650   China Steel Corp........................      42,039
                                                     ----------
LIFE ASSURANCE--0.60%
  19,600   Cathay Life Insurance...................      50,668
                                                     ----------
MACHINERY/ENGINE SERVICES--0.92%
  11,400   Hon Hai Precision.......................      77,989
                                                     ----------
SHIPPING--0.00%
     360   Evergreen Marine........................         337
                                                     ----------
TEXTILES--0.60%
  37,100   Far East Textile........................      50,761
                                                     ----------
Total Taiwan Common Stocks.........................   1,049,542
                                                     ----------
THAILAND--2.39%
BANKS--0.49%
   7,500   Bangkok Bank Public Co. Ltd.*(1)........      17,485
  17,200   Thai Farmers Bank PCL...................      24,282
                                                     ----------
                                                         41,767
                                                     ----------
COMMUNICATIONS--0.86%
   3,500   Advanced Information Service PCL........      40,798
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

THAILAND--(CONCLUDED)
COMMUNICATIONS--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
  13,000   TelecomAsia Corporation PCL.............  $   10,018
   9,000   Total Access Communication Public
             Company Ltd...........................      21,780
                                                     ----------
                                                         72,596
                                                     ----------
CONSTRUCTION--0.58%
   1,900   Siam Cement Co..........................      49,216
                                                     ----------
MINING--0.46%
   5,300   PTT Exploration & Production Public
             Company Ltd.*.........................      38,715
                                                     ----------
Total Thailand Common Stocks.......................     202,294
                                                     ----------
TURKEY--3.60%
BANKS--1.58%
4,073,889  Akbank..................................      63,553
4,856,685  Yapi ve Kredi Bankasi A.S...............      70,713
                                                     ----------
                                                        134,266
                                                     ----------
BEVERAGE--0.06%
 242,560   Erciyas Biracilik ve Malt...............       5,045
                                                     ----------
BUILDING MATERIALS/CONSTRUCTION--0.13%
 800,000   Akcansa Cimento Sa......................      10,816
                                                     ----------
DIVERSIFIED INDUSTRIALS--0.26%
 216,000   Koc Holding AS..........................      21,790
                                                     ----------
FINANCIAL INSTITUTIONS/SERVICES--0.73%
2,076,960  Haci Omer Sabanci.......................      61,561
                                                     ----------
RETAIL--0.55%
 109,090   Migros Turk T.A.S.......................      47,083
                                                     ----------
STEEL & OTHER MATERIALS--0.29%
1,000,000  Eregli Demir ve Celik Fabrik............      24,960
                                                     ----------
Total Turkey Common Stocks.........................     305,521
                                                     ----------
UNITED KINGDOM--0.37%
MINING--0.37%
     595   Anglo American Corp.....................      31,669
                                                     ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

COMMON STOCKS--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
ZIMBABWE--0.53%
LEISURE & HOTELS--0.53%
 312,600   Econet Wireless Holdings*...............  $   44,949
                                                     ----------
Total Common Stocks (cost--$6,782,983).............   7,277,521
                                                     ----------

PREFERRED STOCKS--9.74%
BRAZIL--8.84%
BANKS--1.47%
5,620,000  Banco Bradesco S.A......................      27,495
 310,000   Banco Itau S.A..........................      17,787
   4,000   Companhia Vale Do Rio Doce..............      79,488
                                                     ----------
                                                        124,770
                                                     ----------
BREWERIES, PUBS, & RESTAURANTS--0.70%
  93,000   Cia Cervejaria Brahma...................      59,316
                                                     ----------
BUILDING MATERIALS & MERCHANTS--0.15%
 130,000   Companhia Cimento Portland Itau (CIA)...      12,820
                                                     ----------
ELECTRICITY--1.28%
3,008,000  Centrais Electricas Brasileiras S.A.
             (Electrobras).........................      53,472
   6,000   Companhia Paranaense De ADR.............      39,750
 330,000   Eletropaulo Metropolitana -
           Electricidade   de Sao Paulo S.A........      15,046
                                                     ----------
                                                        108,268
                                                     ----------
ENGINEERING--0.58%
1,700,000  Gerdau S.A. Siderurgia..................      30,743
   5,200   Usiminas Usi Sd Mg......................      18,914
                                                     ----------
                                                         49,657
                                                     ----------
OIL EXPLORATION & PRODUCTION--1.49%
 709,000   Petroleo Brasileiros S.A. (Petrobras)...     112,779
   1,200   Ultrapar Participacoes S.A..............      13,350
                                                     ----------
                                                        126,129
                                                     ----------
SUPPORT SERVICES--0.24%
1,428,524  Companhia Energetica de Minas Gerias
             (CEMIG)...............................      20,345
                                                     ----------
NUMBER OF
 SHARES                                                VALUE
---------                                            ----------

BRAZIL--(CONCLUDED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
TELECOMMUNICATIONS--2.93%
   2,800   Embratel Participacoes S.A. ADR.........  $   36,050
5,110,000  Tele Centro Sul Part....................      61,022
   4,000   Tele Norte Leste Participacoes..........      67,500
 487,864   Telecomunicacoes de Sao Paulo S.A.
           (Electrobras)...........................      45,862
 732,864   Telesp Celular S.A......................      38,295
                                                     ----------
                                                        248,729
                                                     ----------
RUSSIA--0.73%
OILS--0.73%
   7,600   Surgutneftegaz ADR......................      61,750
                                                     ----------
THAILAND--0.17%
BANKS--0.17%
  12,500   Siam Commercial Bank....................      14,166
                                                     ----------
Total Preferred Stocks (cost--$927,295)............     825,950
                                                     ----------

WARRANTS--1.28%
KOREA--0.59%
TELECOMMUNICATIONS--0.59%
      43   SK Telecom, Warrants expiring
           02/26/01................................      49,650
                                                     ----------
SWITZERLAND--0.38%
FINANCE-DIVERSIFIED--0.38%
     500   UBS Ag, Warrants expiring 05/20/00......      32,645
                                                     ----------
THAILAND--0.31%
BANKS--0.31%
  23,000   Bangkok Bank Public Co. Ltd., Warrants
           expiring 10/12/00.......................      22,067
  12,500   Siam Commercial Bank, Warrants expiring
           05/10/02................................       4,371
                                                     ----------
                                                         26,438
                                                     ----------
Total Warrants (cost--$73,404).....................     108,733
                                                     ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PRINCIPAL
 AMOUNT                                                     MATURITY   INTEREST
  (000)                                                      DATES      RATES       VALUE
---------                                                  ----------  --------  -----------

REPURCHASE AGREEMENT--1.94%
 $   164    Repurchase Agreement dated 10/29/99 with
              State Street Bank & Trust Company,
              collateralized by $165,000 U.S. Treasury
              Notes, 6.375% due 08/15/02
              (value--$168,816); proceeds: $164,058
              (cost--$164,000)...........................    11/01/99    4.250%  $  164,000
                                                                                 ----------
Total Investments (cost-$7,947,682)--98.78%....................................   8,376,204
Other assets in excess of liabilities--1.22%...................................     103,501
                                                                                 ----------
Net Assets--100.00%............................................................  $8,479,705
                                                                                 ==========

-------------

*    Non-income producing securities
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration; normally to qualified institutional buyers.
ADR  American Depositary Receipts
ADS  American Depositary Shares
GDR  Global Depositary Receipts
GDS  Global Depositary Shares
(1)  Security or portion thereof, was on loan at October 31, 1999.
(2)  Illiquid securities represent 0.25% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                              CONTRACT TO        IN        MATURITY    UNREALIZED
                                                                DELIVER     EXCHANGE FOR    DATES     DEPRECIATION
                                                              -----------   ------------   --------   ------------
Hong Kong Dollars...........................................    755,000     USD 94,603     01/21/00      $(2,481)
                                                                                                         =======

-----------------

USD  United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 1999

                                                                GLOBAL EQUITY   ASIA PACIFIC   EMERGING MARKETS
                                                                    FUND        GROWTH FUND      EQUITY FUND
                                                                -------------   ------------   ----------------
ASSETS
Investments, at value (cost--$278,165,778, $34,565,394 and
  $7,947,682, respectively).................................    $326,454,192    $38,164,013       $ 8,376,204
Investments of cash collateral received for securities
  loaned, at value (cost--$53,056,705, $1,802,753 and
  $42,300, respectively)....................................      53,056,705      1,802,753            42,300
Cash........................................................       3,909,801             58               309
Cash denominated in foreign currencies, at value (cost--$0,
  $213,852 and $167,975, respectively)......................         --             214,562           168,118
Receivable for investments sold.............................      21,187,042      1,719,429            53,588
Receivable for shares of beneficial interest sold...........          58,004        328,289             6,456
Dividends and interest receivable...........................         786,116         89,912            29,307
Futures variation margin receivable.........................         631,334        --               --
Deferred organizational expenses............................         --              72,455          --
Other assets................................................         210,964            378            88,991
                                                                ------------    -----------       -----------
Total assets................................................     406,294,158     42,391,849         8,765,273
                                                                ------------    -----------       -----------
LIABILITIES
Collateral for securities loaned............................      53,056,705      1,802,753            42,300
Due to custodian (cost--$1,894,150, $0, and $0).............       1,902,682        --               --
Payable for investments purchased...........................       1,102,573      1,128,115            97,872
Payable for shares of beneficial interest repurchased.......         472,861         71,786            21,839
Payable to affiliates.......................................         352,388         61,845             5,220
Unrealized depreciation of foreign currency contracts.......         --              30,351             2,481
Accrued expenses and other liabilities......................         379,187        233,849           115,856
                                                                ------------    -----------       -----------
Total liabilities...........................................      57,266,396      3,328,699           285,568
                                                                ------------    -----------       -----------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding
  (unlimited number authorized).............................     251,089,360     63,524,224        26,872,376
Accumulated net investment income (loss)....................        (162,322)       (80,408)         --
Accumulated net realized gains (losses) from investments and
  foreign currency..........................................      47,947,226    (27,868,101)      (18,800,220)
Net unrealized appreciation of investments and other assets
  and liabilities denominated in foreign currencies.........      50,153,498      3,487,435           407,549
                                                                ------------    -----------       -----------
Net assets..................................................    $349,027,762    $39,063,150       $ 8,479,705
                                                                ============    ===========       ===========
CLASS A:
Net assets..................................................    $235,341,247    $14,229,337       $ 5,090,304
                                                                ------------    -----------       -----------
Shares outstanding..........................................      13,147,402      1,466,051           579,240
                                                                ------------    -----------       -----------
Net asset and redemption value per share....................          $17.90          $9.71             $8.79
                                                                       -----          -----            ------
                                                                       -----          -----            ------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................          $18.74         $10.17             $9.20
                                                                       -----          -----            ------
                                                                       -----          -----            ------
CLASS B:
Net assets..................................................    $ 27,435,073    $14,589,256       $   459,171
                                                                ------------    -----------       -----------
Shares outstanding..........................................       1,632,458      1,532,444            53,884
                                                                ------------    -----------       -----------
Net asset value and offering price per share................          $16.81          $9.52             $8.52
                                                                       -----          -----            ------
                                                                       -----          -----            ------
CLASS C:
Net assets..................................................    $ 32,917,462    $10,052,075       $ 2,126,077
                                                                ------------    -----------       -----------
Shares outstanding..........................................       1,954,650      1,055,147           252,074
                                                                ------------    -----------       -----------
Net asset value and offering price per share................          $16.84          $9.53             $8.43
                                                                       -----          -----            ------
                                                                       -----          -----            ------
CLASS Y:
Net assets..................................................    $ 53,333,980    $   192,482       $   804,153
                                                                ------------    -----------       -----------
Shares outstanding..........................................       2,912,864         19,893            90,471
                                                                ------------    -----------       -----------
Net asset value, offering price and redemption value per
  share.....................................................          $18.31          $9.68             $8.89
                                                                       -----          -----            ------
                                                                       -----          -----            ------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS                      FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                GLOBAL EQUITY    ASIA PACIFIC    EMERGING MARKETS
                                                                    FUND         GROWTH FUND       EQUITY FUND
                                                                -------------    ------------    ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $671,865,
  $62,361 and $21,900, respectively)........................     $ 6,671,900     $   731,538        $  175,481
Interest....................................................       1,016,282          42,507             4,442
                                                                 -----------     -----------        ----------
                                                                   7,688,182         774,045           179,923
                                                                 -----------     -----------        ----------

EXPENSES:
Investment advisory and administration......................       3,254,321         423,124           101,195
Service fees--Class A.......................................         614,556          33,043            11,746
Service and distribution fees--Class B......................         432,119         138,262             4,765
Service and distribution fees--Class C......................         387,973          80,943            23,923
Custody and accounting......................................         960,425         125,793            31,536
Transfer agency and related services fees...................         374,771          58,127            19,491
Reports and notices to shareholders.........................         182,977          38,046            20,152
Legal and audit.............................................         147,810          82,784            60,824
State registration fees.....................................          81,151          98,851            22,738
Trustees' fees..............................................          15,750          15,750            15,750
Amortization of organizational expenses.....................         --               30,226             8,801
Other expenses..............................................          25,690           4,759             3,544
                                                                 -----------     -----------        ----------
                                                                   6,477,543       1,129,708           324,465
Less: Fee waivers and reimbursements from adviser...........          (4,310)           (327)          (99,354)
                                                                 -----------     -----------        ----------
Net expenses................................................       6,473,233       1,129,381           225,111
                                                                 -----------     -----------        ----------
Net investment income (loss)................................       1,214,949        (355,336)          (45,188)
                                                                 -----------     -----------        ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from:
    Investments.............................................      46,487,900         656,105          (394,899)
    Foreign currency transactions...........................      (1,365,472)        (63,531)           (4,458)
    Futures transactions....................................       5,084,466         --               --
Net change in unrealized appreciation/depreciation of:
    Investments.............................................       7,994,891      11,632,148         2,873,966
    Futures.................................................        (974,505)        --               --
    Other assets and liabilities denominated in foreign
    currencies..............................................        (134,422)        (62,473)           (5,666)
                                                                 -----------     -----------        ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..............................................      57,092,858      12,162,249         2,468,943
                                                                 -----------     -----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $58,307,807     $11,806,913        $2,423,755
                                                                 ===========     ===========        ==========

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEARS
                                                                    ENDED OCTOBER 31,
                                                              -----------------------------
                                                                  1999            1998
                                                              -------------   -------------
FROM OPERATIONS:
Net investment income (loss)................................  $   1,214,949   $     (81,072)
Net realized gains (losses) from:
  Investments...............................................     46,487,900      14,395,205
  Foreign currency transactions.............................     (1,365,472)        481,069
  Futures transactions......................................      5,084,466       4,092,682
Net change in unrealized appreciation/depreciation of:
  Investments...............................................      7,994,891         934,114
  Futures...................................................       (974,505)      2,864,384
  Other assets and liabilities denominated in foreign
  currencies................................................       (134,422)         69,896
                                                              -------------   -------------
Net increase in net assets resulting from operations........     58,307,807      22,756,278
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A...............................       (270,090)       --
Net investment income Class Y...............................       (131,022)       --
Net realized gains from investment transactions--Class A....    (11,886,871)    (37,180,745)
Net realized gains from investment transactions--Class B....     (2,646,732)    (11,285,760)
Net realized gains from investment transactions--Class C....     (2,064,240)     (7,351,661)
Net realized gains from investment transactions--Class Y....     (2,546,029)     (7,350,899)
                                                              -------------   -------------
                                                                (19,544,984)    (63,169,065)
                                                              -------------   -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................    536,072,491     714,822,072
Cost of shares repurchased..................................   (640,967,908)   (831,906,775)
Proceeds from dividends reinvested..........................     18,643,467      59,838,962
                                                              -------------   -------------
Net decrease in net assets from beneficial interest
  transactions..............................................    (86,251,950)    (57,245,741)
                                                              -------------   -------------
Net decrease in net assets..................................    (47,489,127)    (97,658,528)

NET ASSETS:
Beginning of year...........................................    396,516,889     494,175,417
                                                              -------------   -------------
End of year (including undistributed net investment income
  of $399,997 at October 31, 1998)..........................  $ 349,027,762   $ 396,516,889
                                                              =============   =============

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEARS
                                                                   ENDED OCTOBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ------------   ------------
FROM OPERATIONS:
Net investment loss.........................................  $   (355,336)  $   (199,382)
Net realized gains (losses) from:
  Investments...............................................       656,105    (26,226,085)
  Foreign currency transactions.............................       (63,531)       (76,554)
Net change in unrealized appreciation/depreciation of:
  Investments...............................................    11,632,148     14,069,096
  Other assets and liabilities denominated in foreign
   currencies...............................................       (62,473)       (46,985)
                                                              ------------   ------------
Net increase (decrease) in net assets resulting from
  operations................................................    11,806,913    (12,479,910)
                                                              ------------   ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................    21,653,386     23,242,085
Cost of shares repurchased..................................   (24,936,295)   (38,524,648)
                                                              ------------   ------------
Net decrease in net assets from beneficial interest
  transactions..............................................    (3,282,909)   (15,282,563)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................     8,524,004    (27,762,473)

NET ASSETS:
Beginning of year...........................................    30,539,146     58,301,619
                                                              ------------   ------------
End of year.................................................  $ 39,063,150   $ 30,539,146
                                                              ============   ============

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEARS
                                                                  ENDED OCTOBER 31,
                                                              --------------------------
                                                                 1999           1998
                                                              -----------   ------------
FROM OPERATIONS:
Net investment loss.........................................  $   (45,188)  $    (57,683)
Net realized gains (losses) from:
  Investments...............................................     (394,899)    (2,824,156)
  Foreign currency transactions.............................       (4,458)      (136,681)
Net change in unrealized appreciation/depreciation of:
  Investments...............................................    2,873,966     (1,564,207)
  Other assets and liabilities denominated in foreign
  currencies................................................       (5,666)       (24,657)
                                                              -----------   ------------
Net increase (decrease) in net assets resulting from
  operations................................................    2,423,755     (4,607,384)
                                                              -----------   ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................    3,860,845      9,078,922
Cost of shares repurchased..................................   (5,955,453)   (22,538,713)
                                                              -----------   ------------
Net decrease in net assets from beneficial interest
  transactions..............................................   (2,094,608)   (13,459,791)
                                                              -----------   ------------
Net increase (decrease) in net assets.......................      329,147    (18,067,175)

NET ASSETS:
Beginning of year...........................................    8,150,558     26,217,733
                                                              -----------   ------------
End of year (including undistributed net investment income
  of $4,920 at October 31, 1998)............................  $ 8,479,705   $  8,150,558
                                                              ===========   ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust ("Investment Trust"), the PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust ("Managed Trust") and the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II ("Investment Trust II") (each a "Fund"), are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. Asia Pacific Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region, excluding Japan. Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. (Investment Trust, Investment Trust II and Managed Trust are each sometimes referred to herein as a "Trust.") Organizational costs have been deferred and are being (or, in the case of Global Equity Fund and Emerging Markets Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds, or by the Fund's sub-advisor. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-

NOTES TO FINANCIAL STATEMENTS

term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valutaion is determined by the Fund's custodian.

  Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are reflected in the Statement of Operations.

  Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with

NOTES TO FINANCIAL STATEMENTS

federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts for hedging purposes, and in the case of Global Equity Fund, to adjust Global Equity's exposure to U.S. and foreign equity markets in connection with a reallocation of that Fund's assets. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

  Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's

NOTES TO FINANCIAL STATEMENTS

average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily net assets.

  Mitchell Hutchins has entered into a contract with Invista Capital Management LLC ("Invista") dated October 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the foreign investments of Global Equity Fund. Mitchell Hutchins allocates the Fund's investments between domestic and foreign investments and is responsible for the day-to-day management of the Fund's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.40% of the Fund's average daily net assets allocated to Invista's management up to and including $100 million, 0.29% of the Fund's average daily net assets allocated to Invista's management in excess of $100 million up to and including
$300 million, and 0.26% of such assets in excess of $300 million.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder Investment Management North America Inc. ("Schroder") serves as the sub-adviser to the Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

  At October 31, 1999 the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund owed Mitchell Hutchins $245,633, $38,252 and $1,920, respectively, in investment advisory and administrative fees. Mitchell Hutchins voluntarily waived $80,679 of its management fee and reimbursed other expenses of $6,353 for the Emerging Markets Equity Fund for the year ended October 31, 1999. Mitchell Hutchins also waived a portion of its investment advisory and administration fees in connection with each Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended October 31, 1999, Mitchell Hutchins waived $4,310, $327, and $17 for the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund, respectively.

  For the year ended October 31, 1999, the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund paid $15,409, $0, and $0, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

SERVICING AGREEMENT

  The board of Global Equity Fund has approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Fund to reimburse each Portfolio for certain expenses to the extent a Fund realizes savings from each Portfolio. The savings to a Fund result from the elimination of separate shareholder accounts for each

NOTES TO FINANCIAL STATEMENTS

Portfolio's investors, who otherwise might invest directly in the Fund. For the year ended October 31, 1999, the Global Equity Fund incurred $9,371, under the Servicing Agreement, which is included in other expenses on the Statement of Operations. At October 31, 1999, Global Equity Fund owed the Portfolios $2,550 under the Servicing Agreement.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 1999 the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $99,554, $23,063 and $3,288, respectively, in service and distribution fees. Mitchell Hutchins voluntarily waived $12,305 of its service and distribution fees for the Emerging Markets Equity Fund for the year ended October 31, 1999.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund that for the year ended October 31, 1999 it had earned $124,641, $141,654 and $6,388, respectively, in sales charges.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the year ended October 31, 1999 as follows:

Global Equity Fund........................................................  $ 50,792
Asia Pacific Growth Fund..................................................  $  6,955
Emerging Markets Equity Fund..............................................  $    301

  At October 31, 1999, the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund owed PaineWebber $4,651, $530 and $12, respectively, in security lending fees.

  For the year ended October 31, 1999, the Funds earned compensation for lending its securities as follows:


Global Equity Fund........................................................  $149,361
Asia Pacific Growth Fund..................................................  $ 20,621
Emerging Markets Equity Fund..............................................  $    887

NOTES TO FINANCIAL STATEMENTS

  As of October 31, 1999, each Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                                             MARKET
                                                           COLLATERAL FOR   VALUES OF
                                                             SECURITIES    SECURITIES
                                                               LOANED        LOANED
                                                           --------------  -----------
Global Equity Fund.......................................   $53,056,705    $51,398,825
Asia Pacific Growth Fund.................................   $ 1,802,753    $ 1,731,162
Emerging Markets Equity Fund.............................   $    42,300    $    42,038

  As of October 31, 1999 the Funds invested the collateral in the following money market funds:

      NUMBER OF
        SHARES
        (000)
      ---------
GLOBAL EQUITY FUND

               $12,282  Liquid Assets Portfolio...................................  $12,281,678
                40,747  MH Private Money Market Fund LLC..........................   40,746,611
                    28  Prime Portfolio...........................................       28,416
                                                                                    -----------
            Total investments of cash collateral received for securities on loan
           (cost--$53,056,705)....................................................  $53,056,705
                                                                                    ===========

ASIA PACIFIC GROWTH FUND

       117  Janus Investment Fund.....................................  $   117,063
       376  Liquid Assets Portfolio...................................      375,779
     1,310  MH Private Money Market Fund LLC..........................    1,309,911
                                                                        -----------
Total investments of cash collateral received for securities on loan
(cost--$1,802,753)....................................................   $1,802,753
                                                                        ===========

EMERGING MARKETS EQUITY FUND

        42  MH Private Money Market Fund LLC (cost--$42,300)..........  $    42,300
                                                                        ===========

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended October 31, 1999, the Funds did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended October 31, 1999, PaineWebber received from PFPC, Inc., not the Funds, approximately 53%, 54% and 54% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund, respectively.

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at October 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At October 31, 1999, the components of net unrealized appreciation were as follows:

                                                             GLOBAL     ASIA PACIFIC     EMERGING
                                                             EQUITY        GROWTH        MARKETS
                                                              FUND          FUND       EQUITY FUND
                                                          ------------  -------------  ------------
Gross appreciation (investments having an excess of
 value over cost).......................................  $58,233,732   $  7,216,654   $ 1,464,230
Gross depreciation (investments having an excess of cost
 over value)............................................   (9,945,318)    (3,618,035)   (1,035,708)
                                                          -----------   ------------   -----------
Net appreciation of investments.........................  $48,288,414   $  3,598,619   $   428,522
                                                          ===========   ============   ===========

  For the year ended October 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short term securities, were as follows:

                                                                                           EMERGING
                                                          GLOBAL EQUITY   ASIA PACIFIC     MARKETS
                                                              FUND        GROWTH FUND    EQUITY FUND
                                                          -------------   ------------   ------------
Purchases...............................................  $260,136,639    $23,815,560     $6,416,765
Sales...................................................  $370,046,438    $28,920,269     $8,112,139

FEDERAL INCOME TAX STATUS

  The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At October 31, 1999 the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                                                           EMERGING
                                                          GLOBAL EQUITY   ASIA PACIFIC     MARKETS
FISCAL YEAR ENDING                                            FUND        GROWTH FUND    EQUITY FUND
------------------                                        -------------   ------------   ------------
2002....................................................     --               --         $ 7,735,682
2003....................................................     --               --           7,723,267
2005....................................................     --           $ 4,547,673        --
2006....................................................     --            22,379,279      2,795,275
2007....................................................     --               --             308,373
                                                              ----        -----------    -----------
                                                             --           $26,926,952    $18,562,597
                                                              ====        ===========    ===========

  At October 31, 1999, the effect of permanent "book/tax" reclassification resulted in increases (decreases) to the components of net assets as follows:

                                                           ACCUMULATED      ACCUMULATED
                                                          NET INVESTMENT    NET REALIZED     BENEFICIAL
FUND                                                      INCOME (LOSS)    GAINS (LOSSES)     INTEREST
----                                                      --------------   --------------   ------------
Global Equity Fund......................................   $(1,376,157)      $1,368,199      $   7,958
Asia Pacific Growth Fund................................       410,963          (14,749)      (425,712)
Emerging Markets Fund...................................        40,267            4,458        (44,725)

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                    CLASS B                   CLASS C                   CLASS Y
                        --------------------------  ------------------------  ------------------------  ------------------------
                          SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
GLOBAL EQUITY FUND      -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
FOR THE YEAR ENDED
 OCTOBER 31, 1999
Shares sold...........   28,421,476  $ 494,825,105     122,855  $  2,029,493   1,081,106  $ 17,855,027   1,215,474  $ 21,362,866
Shares repurchased....  (32,560,467)  (568,014,661)   (869,246)  (14,272,845) (1,914,606)  (31,600,728) (1,536,448)  (27,079,674)
Shares converted from
 Class B to
 Class A..............    1,124,691     19,785,833  (1,193,678)  (19,785,833)     --           --           --           --
Dividend reinvested...      697,012     11,514,629     157,538     2,459,166     127,935     1,999,640     158,271     2,670,032
                        -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net decrease..........   (2,317,288) $ (41,889,094) (1,782,531) $(29,570,019)   (705,565) $(11,746,061)   (162,703) $ (3,046,776)
                        ===========  =============  ==========  ============  ==========  ============  ==========  ============

FOR THE YEAR ENDED
 OCTOBER 31, 1998
Shares sold...........   36,060,226  $ 628,537,391     171,632  $  2,956,175   2,845,323  $ 47,554,292   1,974,996  $ 35,774,214
Shares repurchased....  (39,766,228)  (701,469,147) (1,441,098)  (23,820,379) (3,737,235)  (62,542,179) (2,453,452)  (44,075,070)
Shares converted from
 Class B to
 Class A..............      887,156     15,790,653    (929,606)  (15,790,653)     --           --           --           --
Dividend reinvested...    2,234,439     35,103,031     688,904    10,340,457     471,391     7,080,291     458,058     7,315,183
                        -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net decrease..........     (584,407) $ (22,038,072) (1,510,168) $(26,314,400)   (420,521) $ (7,907,596)    (20,398) $   (985,673)
                        ===========  =============  ==========  ============  ==========  ============  ==========  ============

                                   CLASS A                    CLASS B                   CLASS C                   CLASS Y
                          --------------------------  ------------------------  ------------------------  ------------------------
                            SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
ASIA PACIFIC GROWTH FUND  -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold............     1,036,280  $   8,955,201     239,544  $  2,161,071   1,136,400  $ 10,349,051      21,021  $    188,063
Shares repurchased.....    (1,272,336)   (10,989,257)   (585,637)   (4,734,916) (1,003,723)   (9,137,522)     (8,039)      (74,600)
Shares converted from
  Class B to
  Class A.............         12,506        111,461     (12,706)     (111,461)     --           --           --           --
                          -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........      (223,550) $  (1,922,595)   (358,799) $ (2,685,306)    132,677  $  1,211,529      12,982  $    113,463
                          ===========  =============  ==========  ============  ==========  ============  ==========  ============

FOR THE YEAR ENDED
  OCTOBER 31, 1998+
Shares sold............       833,285  $   6,176,465     643,643  $  4,984,246   1,740,391  $ 12,038,987       6,911  $     42,387
Shares repurchased.....    (1,558,123)   (11,548,589) (1,308,266)   (9,734,562) (2,375,214)  (17,241,497)     --           --
Shares converted from
  Class B to Class A....       17,787        152,282     (17,910)     (152,282)     --           --           --           --
                          -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........      (707,051) $  (5,219,842)   (682,533) $ (4,902,598)   (634,823) $ (5,202,510)      6,911  $     42,387
                          ===========  =============  ==========  ============  ==========  ============  ==========  ============

---------------

+   Class Y shares are for the period March 25, 1998 (commencement of operations) through October 31, 1998.

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST(CONCLUDED)

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      CLASS A                 CLASS B                 CLASS C                  CLASS Y
                              ------------------------  --------------------  ------------------------  ----------------------
                                SHARES       AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT
EMERGING MARKETS EQUITY FUND  ----------  ------------  --------  ----------  ----------  ------------  --------  ------------
FOR THE YEAR ENDED
 OCTOBER 31, 1999
Shares sold................     148,096   $ 1,164,102     25,296  $ 195,455      283,950  $ 2,392,088     13,275  $   109,200
Shares repurchased.........    (226,551)   (1,668,885)   (35,460)  (270,936)    (439,625)  (3,562,262)   (56,046)    (453,370)
Shares converted from
 Class B to Class A.......        8,142        61,851     (8,361)   (61,851)      --          --           --         --
                               --------   -----------   --------  ---------   ----------  -----------   --------  -----------
Net decrease...............     (70,313)  $  (442,932)   (18,525) $(137,332)    (155,675) $(1,170,174)   (42,771) $  (344,170)
                               ========   ===========   ========  =========   ==========  ===========   ========  ===========

FOR THE YEAR ENDED
 OCTOBER 31, 1998
Shares sold................      65,135   $   601,062     26,773  $ 232,787    1,042,209  $ 7,954,963     37,276  $   290,110
Shares repurchased.........    (416,028)   (3,554,345)  (109,930)  (944,387)  (1,217,647)  (9,505,610)  (967,273)  (8,534,371)
Shares converted from
 Class B to Class A.......       17,862       162,330    (18,300)  (162,330)      --          --           --         --
                               --------   -----------   --------  ---------   ----------  -----------   --------  -----------
Net decrease...............    (333,031)  $(2,790,953)  (101,457) $(873,930)    (175,438) $(1,550,647)  (929,997) $(8,244,261)
                               ========   ===========   ========  =========   ==========  ===========   ========  ===========

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                            CLASS A
                           -----------------------------------------
                                                           FOR THE
                               FOR THE YEARS ENDED       TWO MONTHS
                                   OCTOBER 31,              ENDED
                           ----------------------------  OCTOBER 31,
                             1999     1998#      1997       1996
                           --------  --------  --------  -----------
Net asset value,
  beginning of period....  $  16.27  $  18.37  $  17.43   $  16.81
                           --------  --------  --------   --------
Net investment income
  (loss).................      0.08@     0.03@     0.00      (0.02)
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............      2.38@     0.35@     1.52       0.64
                           --------  --------  --------   --------
Net increase (decrease)
  from investment
  operations.............      2.46      0.38      1.52       0.62
                           --------  --------  --------   --------
Dividends from net
  investment income......     (0.02)    --        --        --
Distributions from net
  realized gains from
  investment
  transactions...........     (0.81)    (2.48)    (0.58)    --
                           --------  --------  --------   --------
Total dividends and
  distributions to
  shareholders...........     (0.83)    (2.48)    (0.58)    --
                           --------  --------  --------   --------
Net asset value, end of
  period.................  $  17.90  $  16.27  $  18.37   $  17.43
                           ========  ========  ========   ========
Total investment
  return (1).............     15.56%     2.53%     8.87%      3.69%
                           ========  ========  ========   ========
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................  $235,341  $251,680  $294,878   $307,267
Expenses to average net
  assets, net of waivers
  from adviser (3).......      1.56%     1.55%     1.44%      1.53%*
Net investment income
  (loss) to average net
  assets, net of waivers
  from adviser (3).......      0.45%     0.17%     0.01%     (0.80)%*
Portfolio turnover
  rate...................        72%      151%       86%         3%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
++   Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.00% for Class A and Class B shares, respectively.
(3) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER GLOBAL EQUITY FUND

                                  CLASS A                                       CLASS B
                            --------------------  -------------------------------------------------------------------
                                                                                FOR THE     FOR THE    FOR THE PERIOD
                            FOR THE YEARS ENDED      FOR THE YEARS ENDED      TWO MONTHS      YEAR       AUGUST 25,
                                 AUGUST 31,              OCTOBER 31,             ENDED       ENDED         1995++
                            --------------------  --------------------------  OCTOBER 31,  AUGUST 31,  TO AUGUST 31,
                              1996      1995**      1999     1998#    1997       1996         1996         1995**
                            ---------  ---------  --------  -------  -------  -----------  ----------  --------------
Net asset value,
 beginning of period.....   $  16.12   $  16.98   $  15.43  $ 17.69  $ 16.93   $  16.35     $  15.82      $  15.83
                            --------   --------   --------  -------  -------   --------     --------      --------
Net investment income
 (loss)..................       0.02       0.02      (0.06)@   (0.12)@   (0.21)     (0.05)     (0.12)         0.00
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................       1.24       0.37       2.25@    0.34@    1.55       0.63         1.22         (0.01)
                            --------   --------   --------  -------  -------   --------     --------      --------
Net increase (decrease)
 from investment
 operations..............       1.26       0.39       2.19     0.22     1.34       0.58         1.10         (0.01)
                            --------   --------   --------  -------  -------   --------     --------      --------
Dividends from net
 investment income.......      --         --         --       --       --        --           --           --
Distributions from net
 realized gains from
 investment
 transactions............      (0.57)     (1.25)     (0.81)   (2.48)   (0.58)    --            (0.57)      --
                            --------   --------   --------  -------  -------   --------     --------      --------
Total dividends and
 distributions to
 shareholders............      (0.57)     (1.25)     (0.81)   (2.48)   (0.58)    --            (0.57)      --
                            --------   --------   --------  -------  -------   --------     --------      --------
Net asset value, end of
 period..................   $  16.81   $  16.12   $  16.81  $ 15.43  $ 17.69   $  16.93     $  16.35      $  15.82
                            ========   ========   ========  =======  =======   ========     ========      ========
Total investment
 return (1)..............       8.06%      3.24%     14.63%    1.62%    8.05%      3.55%        7.18%        (0.06)%
                            ========   ========   ========  =======  =======   ========     ========      ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................   $305,218   $360,652   $ 27,435  $52,709  $87,104   $113,445     $113,235      $142,880
Expenses to average net
 assets, net of waivers
 from adviser (3)........       1.48%      1.71%(2)     2.42%    2.38%    2.26%      2.34%*      2.25%        2.17%*(2)
Net investment income
 (loss) to average net
 assets, net of waivers
 from adviser (3)........       0.10%      0.09%(2)    (0.40)%   (0.74)%   (0.80)%     (1.61)%*     (0.68)%       (1.92)%*(2)
Portfolio turnover
 rate....................         33%        40%        72%     151%      86%         3%          33%           40%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
++   Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.00% for Class A and Class B shares, respectively.
(3) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                               CLASS C
                           -----------------------------------------------
                                                                 FOR THE
                                  FOR THE YEARS ENDED          TWO MONTHS
                                      OCTOBER 31,                 ENDED
                           ----------------------------------  OCTOBER 31,
                              1999          1998#      1997       1996
                           -----------     -------    -------  -----------
Net asset value,
  beginning of period....    $ 15.45       $ 17.69    $ 16.93    $ 16.35
                             -------       -------    -------    -------
Net investment income
  (loss).................      (0.05)@       (0.11)@    (0.23)     (0.05)
Net realized and
  unrealized gains from
  investments
  and foreign currency...       2.25@         0.35@      1.57       0.63
                             -------       -------    -------    -------
Net increase from
  investment
  operations.............       2.20          0.24       1.34       0.58
                             -------       -------    -------    -------
Dividends from net
  investment income......     --             --         --        --
Distributions from net
  realized gains from
  investment
  transactions...........      (0.81)        (2.48)     (0.58)    --
                             -------       -------    -------    -------
Total dividends and
  distributions to
  shareholders...........      (0.81)        (2.48)     (0.58)    --
                             -------       -------    -------    -------
Net asset value, end of
  period.................    $ 16.84       $ 15.45    $ 17.69    $ 16.93
                             =======       =======    =======    =======
Total investment
  return (1).............      14.67%         1.74%      8.05%      3.55%
                             =======       =======    =======    =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................    $32,917       $41,103    $54,510    $67,530
Expenses to average net
  assets, net of waivers
  from adviser (3).......       2.34%         2.32%      2.20%      2.30%*
Net investment income
  (loss) to average net
  assets, net of waivers
  from adviser (3).......      (0.33)%       (0.65)%    (0.75)%     (1.57)%*
Portfolio turnover
  rate...................         72%          151%        86%         3%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.06% for Class C and Class Y shares, respectively.
(3) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER GLOBAL EQUITY FUND

                                    CLASS C                                  CLASS Y
                              -------------------  -----------------------------------------------------------
                                                                                FOR THE
                              FOR THE YEARS ENDED     FOR THE YEARS ENDED     TWO MONTHS   FOR THE YEARS ENDED
                                  AUGUST 31,              OCTOBER 31,            ENDED         AUGUST 31,
                              -------------------  -------------------------  OCTOBER 31,  -------------------
                                1996      1995**    1999     1998#    1997       1996        1996      1995**
                              --------   --------  -------  -------  -------  -----------  --------   --------
Net asset value,
 beginning of period.....     $ 15.82    $ 16.81   $ 16.59  $ 18.63  $ 17.60    $ 16.97    $ 16.22    $ 17.03
                              -------    -------   -------  -------  -------    -------    -------    -------
Net investment income
 (loss)..................       (0.13)     (0.11)     0.14@    0.09@    0.10      (0.01)      0.07       0.07
Net realized and
 unrealized gains from
 investments
 and foreign currency....        1.23       0.37      2.43@    0.35@    1.51       0.64       1.25       0.37
                              -------    -------   -------  -------  -------    -------    -------    -------
Net increase from
 investment operations...        1.10       0.26      2.57     0.44     1.61       0.63       1.32       0.44
                              -------    -------   -------  -------  -------    -------    -------    -------
Dividends from net
 investment income.......       --         --        (0.04)   --       --        --          --         --
Distributions from net
 realized gains from
 investment
 transactions............       (0.57)     (1.25)    (0.81)   (2.48)   (0.58)    --          (0.57)     (1.25)
                              -------    -------   -------  -------  -------    -------    -------    -------
Total dividends and
 distributions to
 shareholders............       (0.57)     (1.25)    (0.85)   (2.48)   (0.58)    --          (0.57)     (1.25)
                              -------    -------   -------  -------  -------    -------    -------    -------
Net asset value, end of
 period..................     $ 16.35    $ 15.82   $ 18.31  $ 16.59  $ 18.63    $ 17.60    $ 16.97    $ 16.22
                              =======    =======   =======  =======  =======    =======    =======    =======
Total investment
 return (1)..............        7.18%      2.46%    15.97%    2.86%    9.31%      3.71%      8.39%      3.54%
                              =======    =======   =======  =======  =======    =======    =======    =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $66,585    $83,485   $53,334  $51,025  $57,683    $63,225    $61,736    $57,150
Expenses to average net
 assets, net of waivers
 from adviser (3)........        2.27%      2.48%(2)    1.23%    1.21%    1.10%      1.18%*    1.17%     1.46%(2)
Net investment income
 (loss) to average net
 assets, net of waivers
 from adviser (3)........       (0.70)%    (0.68)%(2)    0.79%    0.50%    0.36%     (0.45)%*    0.46%    0.36%(2)
Portfolio turnover
 rate....................          33%        40%       72%     151%      86%         3%        33%        40%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.06% for Class C and Class Y shares, respectively.
(3) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                         CLASS A
                           ------------------------------------
                           FOR THE YEARS ENDED   FOR THE PERIOD
                               OCTOBER 31,           ENDED
                           --------------------   OCTOBER 31,
                             1999       1998         1997+
                           ---------  ---------  --------------
Net asset value,
  beginning of period....   $  6.82    $  8.96      $ 12.50
                            -------    -------      -------
Net investment income
  (loss).................     (0.05)@     0.00@        0.03
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............      2.94@     (2.14)@      (3.57)
                            -------    -------      -------
Net increase (decrease)
  from investment
  operations.............      2.89      (2.14)       (3.54)
                            -------    -------      -------
Net asset value, end of
  period.................   $  9.71    $  6.82      $  8.96
                            =======    =======      =======
Total investment return
  (1)....................     42.38%    (23.88)%     (28.32)%
                            =======    =======      =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................   $14,229    $11,526      $21,466
Expenses to average net
  assets, net of waivers
  from adviser (2).......      2.73%      2.88%        2.33%*
Net investment income
  (loss) to average net
  assets, net of waivers
  from adviser (2).......     (0.53)%    (0.02)%       0.37%*
Portfolio turnover
  rate...................        70%        59%          13%

---------------

*    Annualized
+    For the period March 25, 1997 (commencement of operations) through
     October 31, 1997.
++   For the period March 13, 1998 (commencement of offering) through
     October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods less than a year has not been annualized.
(2) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

                                          CLASS B                                 CLASS C                    CLASS Y
                           --------------------------------------  --------------------------------------  ------------
                            FOR THE YEARS ENDED    FOR THE PERIOD   FOR THE YEARS ENDED    FOR THE PERIOD  FOR THE YEAR
                                OCTOBER 31,            ENDED            OCTOBER 31,            ENDED          ENDED
                           ----------------------   OCTOBER 31,    ----------------------   OCTOBER 31,    OCTOBER 31,
                              1999        1998         1997+          1999        1998         1997+           1999
                           ----------  ----------  --------------  ----------  ----------  --------------  ------------
Net asset value,
 beginning of period.....   $  6.74     $  8.92       $ 12.50       $  6.74     $  8.92       $ 12.50         $ 6.79
                            -------     -------       -------       -------     -------       -------         ------
Net investment income
 (loss)..................     (0.11)@     (0.06)@       (0.03)        (0.10)@     (0.06)@       (0.03)          0.00@
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................      2.89@      (2.12)@       (3.55)         2.89@      (2.12)@       (3.55)          2.89@
                            -------     -------       -------       -------     -------       -------         ------
Net increase (decrease)
 from investment
 operations..............      2.78       (2.18)        (3.58)         2.79       (2.18)        (3.58)          2.89
                            -------     -------       -------       -------     -------       -------         ------
Net asset value, end of
 period..................   $  9.52     $  6.74       $  8.92       $  9.53     $  6.74       $  8.92         $ 9.68
                            =======     =======       =======       =======     =======       =======         ======
Total investment return
 (1).....................     41.25%     (24.44)%      (28.64)%       41.39%     (24.44)%      (28.64)%        42.56%
                            =======     =======       =======       =======     =======       =======         ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................   $14,589     $12,746       $22,949       $10,052     $ 6,220       $13,887         $  192
Expenses to average net
 assets, net of waivers
 from adviser (2)........      3.52%       3.63%         3.12%*        3.45%*      3.60%         3.10%*         2.34%
Net investment income
 (loss) to average net
 assets, net of waivers
 from adviser (2)........     (1.34)%     (0.78)%       (0.43)%*      (1.23)%*    (0.79)%       (0.42)%*       (0.06)%
Portfolio turnover
 rate....................        70%         59%           13%           70%         59%           13%            70%

                              CLASS Y
                           --------------
                           FOR THE PERIOD
                               ENDED
                            OCTOBER 31,
                               1998++
                           --------------
Net asset value,
 beginning of period.....     $  8.66
                              -------
Net investment income
 (loss)..................        0.06@
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................       (1.93)@
                              -------
Net increase (decrease)
 from investment
 operations..............       (1.87)
                              -------
Net asset value, end of
 period..................     $  6.79
                              =======
Total investment return
 (1).....................      (21.59)%
                              =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $    47
Expenses to average net
 assets, net of waivers
 from adviser (2)........        2.66%*
Net investment income
 (loss) to average net
 assets, net of waivers
 from adviser (2)........       (1.46)%*
Portfolio turnover
 rate....................          59%

---------------

*    Annualized
+    For the period March 25, 1997 (commencement of operations) through
     October 31, 1997.
++   For the period March 13, 1998 (commencement of offering) through
     October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods less than a year has not been annualized.
(2) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                   CLASS A
                           --------------------------------------------------------
                                                      FOR THE      FOR THE YEARS
                             FOR THE YEARS ENDED    FOUR MONTHS        ENDED
                                 OCTOBER 31,           ENDED          JUNE 30,
                           -----------------------  OCTOBER 31,  ------------------
                            1999    1998   1997***     1996        1996     1995**
                           ------  ------  -------  -----------  --------  --------
Net asset value,
  beginning of period....  $ 6.52  $ 9.39  $ 9.46     $ 10.06    $  9.73   $ 10.79
                           ------  ------  ------     -------    -------   -------
Net investment income
  (loss).................   (0.02)@  (0.01)@  (0.06)     (0.13)    (0.14)    (0.04)
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............    2.29@  (2.86)@  (0.01)     (0.47)      0.47     (0.97)
                           ------  ------  ------     -------    -------   -------
Net increase (decrease)
  from investment
  operations.............    2.27   (2.87)  (0.07)      (0.60)      0.33     (1.01)
                           ------  ------  ------     -------    -------   -------
Dividends from net
  investment income......    --      --      --        --          --        (0.05)
                           ------  ------  ------     -------    -------   -------
Net asset value, end of
  period.................  $ 8.79  $ 6.52  $ 9.39     $  9.46    $ 10.06   $  9.73
                           ======  ======  ======     =======    =======   =======
Total investment return
  (1)....................   34.82% (30.56)%  (0.74)%     (5.96)%    3.39%    (9.29)%
                           ======  ======  ======     =======    =======   =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................  $5,090  $4,237  $9,222     $14,992    $20,680   $33,043
Expenses, net of fee
  waivers, to average net
  assets.................    2.44%   2.44%   2.44%       2.44%*     2.44%     2.44%
Expenses, before fee
  waivers, to average net
  assets.................    3.56%   3.71%   3.01%       3.48%*     3.42%     2.54%
Net investment loss, net
  of fee waivers, to
  average net assets.....   (0.31)%  (0.16)%  (0.40)%     (1.42)%*   (0.52)%   (0.76)%
Net investment loss,
  before fee waivers, to
  average net assets.....   (1.43)%  (1.43)%  (0.97)%     (2.46)%*   (1.50)%   (0.86)%
Portfolio turnover
  rate...................      80%     64%     87%         22%        69%       76%

-----------------

++ For the period December 5, 1995 (commencement of offering of shares) to June 30, 1996.
@    Calculated using the average shares outstanding for the year.
*    Annualized.
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

                                                 CLASS B                                         CLASS C
                           ----------------------------------------------------  ----------------------------------------
                                                        FOR THE                                                 FOR THE
                              FOR THE YEARS ENDED     FOUR MONTHS    FOR THE         FOR THE YEARS ENDED      FOUR MONTHS
                                  OCTOBER 31,            ENDED     PERIOD ENDED          OCTOBER 31,             ENDED
                           -------------------------  OCTOBER 31,    JUNE 30,    ---------------------------  OCTOBER 31,
                            1999     1998    1997***     1996         1996++       1999      1998    1997***     1996
                           -------  -------  -------  -----------  ------------  --------  --------  -------  -----------
Net asset value,
 beginning of period.....  $ 6.37   $ 9.19   $ 9.32     $ 9.94        $ 9.13      $ 6.32    $ 9.17   $ 9.32     $ 9.94
                           ------   ------   ------     ------        ------      ------    ------   ------     ------
Net investment income
 (loss)..................   (0.08)@  (0.08)@  (0.10)     (0.07)        (0.01)      (0.08)@   (0.08)@  (0.14)     (0.22)
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................    2.23@   (2.74)@  (0.03)     (0.55)         0.82        2.19@    (2.77)@  (0.01)     (0.40)
                           ------   ------   ------     ------        ------      ------    ------   ------     ------
Net increase (decrease)
 from investment
 operations..............    2.15    (2.82)   (0.13)     (0.62)         0.81        2.11     (2.85)   (0.15)     (0.62)
                           ------   ------   ------     ------        ------      ------    ------   ------     ------
Dividends from net
 investment income.......    --       --       --        --           --           --        --        --        --
                           ------   ------   ------     ------        ------      ------    ------   ------     ------
Net asset value, end of
 period..................  $ 8.52   $ 6.37   $ 9.19     $ 9.32        $ 9.94      $ 8.43    $ 6.32   $ 9.17     $ 9.32
                           ======   ======   ======     ======        ======      ======    ======   ======     ======
Total investment return
 (1).....................   33.75%  (30.69)%  (1.39)%    (6.24)%        8.87%      33.39%   (31.08)%  (1.61)%    (6.24)%
                           ======   ======   ======     ======        ======      ======    ======   ======     ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................  $  459   $  461   $1,598     $  879        $  936      $2,126    $2,575   $5,345     $7,882
Expenses, net of fee
 waivers, to average net
 assets..................    3.19%    3.19%    3.19%      3.19%*        3.19%*      3.19%     3.19%    3.19%      3.19%*
Expenses, before fee
 waivers, to average net
 assets..................    4.50%    4.92%    3.82%      4.23%*        4.97%*      4.43%     4.42%    3.78%      4.23%*
Net investment loss, net
 of fee waivers, to
 average net assets......   (1.06)%  (0.99)%  (1.25)%    (2.12)%*      (0.21)%*    (1.06)%   (0.96)%  (1.18)%    (2.16)%*
Net investment loss,
 before fee waivers, to
 average net assets......   (2.37)%  (2.72)%  (1.88)%    (3.16)%*      (1.99)%*    (2.30)%   (2.19)%  (1.77)%    (3.20)%*
Portfolio turnover
 rate....................      80%      64%      87%        22%           69%         80%       64%      87%        22%

                                 CLASS C
                           --------------------
                              FOR THE YEARS
                                  ENDED
                                 JUNE 30,
                           --------------------
                             1996      1995**
                           ---------  ---------
Net asset value,
 beginning of period.....   $  9.67    $ 10.75
                            -------    -------
Net investment income
 (loss)..................     (0.24)     (0.17)
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................      0.51      (0.90)
                            -------    -------
Net increase (decrease)
 from investment
 operations..............      0.27      (1.07)
                            -------    -------
Dividends from net
 investment income.......     --         (0.01)
                            -------    -------
Net asset value, end of
 period..................   $  9.94    $  9.67
                            =======    =======
Total investment return
 (1).....................      2.79%    (10.01)%
                            =======    =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................   $11,561    $18,551
Expenses, net of fee
 waivers, to average net
 assets..................      3.19%      3.19%
Expenses, before fee
 waivers, to average net
 assets..................      4.17%      3.29%
Net investment loss, net
 of fee waivers, to
 average net assets......     (1.28)%    (1.50)%
Net investment loss,
 before fee waivers, to
 average net assets......     (2.26)%    (1.60)%
Portfolio turnover
 rate....................        69%        76%

-----------------

++ For the period December 5, 1995 (commencement of offering of shares) to June 30, 1996.
@    Calculated using the average shares outstanding for the year.
*    Annualized.
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                    CLASS Y
                           ----------------------------------------------------------
                                                        FOR THE      FOR THE YEARS
                              FOR THE YEARS ENDED     FOUR MONTHS        ENDED
                                  OCTOBER 31,            ENDED          JUNE 30,
                           -------------------------  OCTOBER 31,  ------------------
                            1999     1998    1997***     1996        1996     1995**
                           -------  -------  -------  -----------  --------  --------
Net asset value,
  beginning of period....  $  6.58  $  9.46  $  9.51    $ 10.11    $  9.75   $ 10.80
                           -------  -------  -------    -------    -------   -------
Net investment income
  (loss).................     0.00@   (0.01)@   (0.02)     (0.05)    (0.01)     0.01
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............     2.31@   (2.87)@   (0.03)     (0.55)     0.37     (0.99)
                           -------  -------  -------    -------    -------   -------
Net increase (decrease)
  from investment
  operations.............     8.89    (2.88)   (0.05)     (0.60)      0.36     (0.98)
                           -------  -------  -------    -------    -------   -------
Dividends from net
  investment income......    --       --       --        --          --        (0.07)
Net asset value, end of
  period.................  $  8.89  $  6.58  $  9.46    $  9.51    $ 10.11   $  9.75
                           =======  =======  =======    =======    =======   =======
Total investment return
  (1)....................    35.11%  (30.44)%   (0.53)%     (5.93)%    3.69%   (9.03)%
                           =======  =======  =======    =======    =======   =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................  $   804  $   877  $10,053    $11,375    $12,979   $12,332
Expenses, net of fee
  waivers, to average net
  assets.................     2.19%    2.19%    2.19%      2.19%*     2.19%     2.19%
Expenses, before fee
  waivers, to average net
  assets.................     3.46%    3.36%    2.69%      3.23%*     3.29%     2.29%
Net investment loss, net
  of fee waivers, to
  average net assets.....    (0.03)%   (0.08)%   (0.15)%     (1.13)%*   (0.15)%   (0.51)%
Net investment loss,
  before fee waivers, to
  average net assets.....    (1.31)%   (1.25)%   (0.65)%     (2.17)%*   (1.25)%   (0.61)%
Portfolio turnover
  rate...................       80%      64%      87%        22%        69%       76%

-----------------

@    Calculated using the average shares outstanding for the year.
*    Annualized.
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results for each class would be lower if program fees were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER GLOBAL EQUITY FUND
PAINEWEBBER ASIA PACIFIC GROWTH FUND
PAINEWEBBER EMERGING MARKETS EQUITY FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund, and PaineWebber Emerging Markets Equity Fund (the "Funds") as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund, and PaineWebber Emerging Markets Equity Fund at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

New York, New York
December 17, 1999

PAINEWEBBER GLOBAL EQUITY FUND

TAX INFORMATION

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1999), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions paid during the fiscal year by the PaineWebber Global Equity Fund were taxable and are derived from the following sources:

                                                              Class A    Class B    Class C    Class Y
PER SHARE DATA:                                               --------   --------   --------   --------
Net Investment Income.......................................  $0.0185      N/A        N/A      $0.0419
Long-term capital gains.....................................  $0.8142    $0.8142    $0.8142    $0.8142
Percentage of ordinary income dividends qualifying for the
  dividends received deduction available to corporate
  shareholders..............................................    2.49%      2.49%      2.49%      2.49%

  No distributions were paid by the PaineWebber Asia Pacific Growth Fund or the PaineWebber Emerging Markets Equity Fund.

  PaineWebber Global Equity Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the portfolio to its shareholders. The amount of foreign source income for information reporting purposes is $5,042,756 and the amount of foreign taxes paid is $671,866.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Shareholders should not use the above information to prepare their tax returns. Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.               Meyer Feldberg
CHAIRMAN
                                     George W. Gowen
Margo N. Alexander
                                     Frederic V. Malek
Richard Q. Armstrong
                                     Carl W. Schafer
Richard R. Burt
                                     Brian M. Storms
Mary C. Farrell


PRINCIPAL OFFICERS

Margo N. Alexander                   T. Kirkham Barneby
PRESIDENT                            VICE PRESIDENT

Victoria E. Schonfeld                Mark A. Tincher
VICE PRESIDENT                       VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


INVESTMENT SUBADVISERS

Invista Capital Management Inc.
1800 Hub Tower
699 Walnut
Des Moines, Iowa 50309

Schroder Investment Management North America Inc.
1301 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

------

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
-  Utility Income Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-  Aggressive Portfolio
-  Moderate Portfolio
-  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


                                   PAINEWEBBER
                        -C-1999 PaineWebber Incorporated
                                   Member SIPC
                              All Rights Reserved.


[GRAPHIC]PaineWebber


-----------------------------

ANNUAL REPORT


GLOBAL EQUITY
FUND


ASIA PACIFIC
GROWTH FUND


EMERGING
MARKETS
EQUITY FUND



OCTOBER 31, 1999